UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

2960 N. Meridian St.

Indianapolis, IN	46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	11/30

Date of reporting period:	05/31/2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Bell Worldwide Trends Fund

Semi-Annual Report

May 31, 2009

(Unaudited)

Fund Advisor:

Bell Investment Advisors, Inc.

1111 Broadway, Suite 1630

Oakland, CA 94607

Toll Free: (888) 592-2355

Bell Worldwide Trends Fund

Management’s Discussion & Analysis

For the six-month period December 1, 2008 to May 31, 2009, the Bell Worldwide Trends Fund returned 2.18%. In comparison, our benchmark—the MSCI All Country World Index—gained 13.87% during the same six-month period.

The previous six months can be neatly divided into two sub-periods: 1) the period from December 1, 2008 to March 8, 2009 when the global stock market remained entrenched in a strong downward trend, and 2) the period from March 9, 2009 to May 31, 2009 when the global stock market experienced an extremely strong rally off of its lows. The Fund’s underperformance relative to its benchmark over the last six months stems completely from the latter period in which the MSCI All Country World Index soared 44.47% off its lows while the Fund gained just 18.20%.

Since the late part of 2008, we have maintained a two-pronged strategy within the Fund: 1) take advantage of long-term opportunities in the global stock market while valuations remain below historical averages, and 2) protect capital from further severe losses. We deployed this strategy by focusing our opportunistic buying on ETFs and no-load mutual funds that invest in the stocks of high quality companies (i.e. companies with solid earnings, low debt, and sustainable dividends), and by overallocating to the traditionally defensive and recession-resistant sectors like consumer staples and health care. We also focused on investing in assets uncorrelated to the stock market such as ETFs and mutual funds that provide exposure to agricultural commodities, foreign currencies, a hedged equity strategy, and a covered call strategy. While this approach allowed us to protect capital relative to our benchmark while the market was still in a downtrend from December 1, 2008 to March 9, 2009, it held us back as the global equity market abruptly changed course and began its powerful rally.

The current rally has certainly been a global rally, but the larger share of the gains has gone to foreign stocks. From March 9, 2009, the MSCI All Country World ex-USA Index gained 51.16% while the MSCI USA Index rose 36.20%. This time last year, we had the portfolio weighted more towards foreign stocks than domestic, but the market crash that ensued in the fall and winter convinced us that we needed to repatriate most of our assets back into the United States and the U.S. dollar, as they typically represent the safest place to be during a financial crisis. Consequently, our heavy tilt towards domestic investments has hurt returns over the past six months.

Our focus on quality companies, as mentioned above, also played a significant role in the underperformance of the Fund during the rally that began on March 9, 2009. This rally has largely been fueled by lower quality areas of the global stock market, areas that suffered greatly during the downturn such as financials and automotive stocks. While the MSCI All Country World Index has enjoyed an incredible gain of 44.47% since March 9, both the Fidelity Select Automotive Fund and the iShares S&P Global Financials ETF have more than doubled. Our underallocation to the more speculative, low-quality areas of the market served to hamper performance during the recent upswing.

While we certainly would have liked to fully partake in the rally since March 9, 2009, in our estimation we would not have been able to without taking excessive risk with your capital. Although the current rally has been a pleasant break from the persistent losses we were experiencing in late 2008 and early 2009, we think caution is still warranted because we see compelling evidence that this rally is not sustainable. In fact, historically, most bear markets do not end until a “retest” of the low occurs. As of May 31, 2009, we have seen nothing resembling a retest. We also sincerely doubt that the sectors that seemed to be in the most trouble just a few months ago—namely financials and automotive—will be the ones to lead us into the next bull market.

To proceed with caution, we continue to employ our two-pronged strategy of opportunistic buying of long-term assets and relative capital protection via defensive assets uncorrelated to the stock market. Of course, all funds are selected within the parameters of our momentum-based system.

While the overriding strategy remains the same as it was six months ago, market conditions have certainly improved since then, meaning that we have made a number of changes to the Fund in that time. While we continue to invest in defensive, recession-resistant sectors like consumer staples and health care, we have cut our exposure. At the same time, we have increased our exposure to the technology sector, which we view as well-positioned in this current market because of the tendency of tech companies to carry low levels of debt and to be able to finance themselves from capital sources other than the debt market.

We have also started to build up our exposure to international stocks. With the volatility and fear in the market significantly reduced over the past few months, we no longer feel the need to confine ourselves to the U.S. to protect capital. Our focus is on the Far East as we view Asian countries as the most well-positioned for growth once global economic expansion resumes. Relative to the U.S. and Europe, we view Asia as being relatively healthy financially, making it more likely to grow sooner and faster than the U.S. and Europe.

We appreciate your continued trust in us.

Matthew King, CFA Dana Nelson

Portfolio Manager	Portfolio Manager

The views expressed are those of the advisor as of May 31, 2009 and are not intended as a forecast or as investment recommendations.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-592-2355.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The MSCI ACWI Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on December 20, 2007 (commencement of Fund operations) and held through May 31, 2009. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT  GUARANTEE FUTURE RESULTS. The MSCI ACWI Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Bell Worldwide Trends Fund, and to obtain performance data current to the most recent month end, please call 1-888-592-2355. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Services, Inc., member FINRA.

FUND HOLDINGS– (Unaudited)

1As a percent of net assets The Fund invests in a portfolio of other investment companies, primarily exchange-traded funds (“ETFs”) and mutual funds offered on a no-load basis, based on an asset allocation methodology developed by the Fund’s advisor, Bell Investment Advisors, Inc.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Bell Worldwide Trends Fund	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 – May 31, 2009
Actual	$1,000.00	$1,021.84	$7.56
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Bell Worldwide Trends Fund
Schedule of Investments
May 31, 2009
(Unaudited)

	Shares	Value

Exchange-Traded Funds - 70.07%
iShares Barclays US Treasury Inflation Protected Securities Fund	1,798	$ 183,054
iShares Morningstar Large Growth Index	4,330	201,908
iShares MSCI Hong Kong Index Fund	4,400	62,392
Market Vectors Gold Miners ETF (a)	2,406	106,249
PowerShares DB Agriculture Fund (a)	2,207	61,553
PowerShares DB G10 Currency Harvest Fund (a)	4,847	103,096
PowerShares Dynamic Software Portfolio (a)	3,750	58,763
PowerShares QQQ	2,833	100,232
Rydex S&P 500 Pure Growth ETF	2,950	77,349
SPDR Pharmaceuticals ETF	2,225	62,478
SPDR S&P Emerging Asia Pacific ETF	771	50,423
Vanguard Consumer Staples ETF	2,535	145,306
WisdomTree Emerging Markets SmallCap Dividend Fund	1,450	49,286
WisdomTree Japan SmallCap Dividend Fund	1,354	49,407

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,324,225)		1,311,496

Exchange-Traded Notes - 5.02%
iPath CBOE S&P 500 BuyWrite Index ETN (a)	2,492	93,899

TOTAL EXCHANGE-TRADED NOTES (Cost $118,793)		93,899

Mutual Funds - 22.13%
FBR Small Cap Financial Fund	11,847	173,321
Hussman Strategic Growth Fund	18,627	240,845

TOTAL MUTUAL FUNDS (Cost $412,186)		414,166

Money Market Securities - 1.76%
Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.85% (b)	32,864	32,864

TOTAL MONEY MARKET SECURITIES (Cost $32,864)		32,864

TOTAL INVESTMENTS (Cost $1,888,068) - 98.98%		$ 1,852,425

Other assets less liabilities - 1.02%		19,181

TOTAL NET ASSETS - 100.00%		$ 1,871,606

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at May 31, 2009.

*See accompanying notes which are an integral part of these financial statements.

Bell Worldwide Trends Fund
Statement of Assets and Liabilities
May 31, 2009
(Unaudited)
Assets
Investments in securities, at market value (cost $1,888,068)	$ 1,852,425
Interest receivable	34
Receivable due from Advisor (a)	24,347
Prepaid expenses	10,402
Total assets	1,887,208

Liabilities
Payable to administrator, fund accountant and transfer agent	6,433
Payable to custodian	861
Accrued trustee & officer expenses	2,912
Other accrued expenses	5,396
Total liabilities	15,602

Net Assets	$ 1,871,606

Net Assets consist of:
Paid in capital	$ 3,307,813
Accumulated undistributed net investment (loss)	(1,145)
Accumulated net realized (loss) on investments	(1,399,419)
Net unrealized depreciation on investments	(35,643)

Net Assets	$ 1,871,606

Shares outstanding (unlimited amount authorized)	303,366

Net asset value and offering price per share	$ 6.17

Redemption Price per share ($6.17 * 99%) (b)	$ 6.11

(a) See Note 3 in the Notes to the Financial Statements.
(b) A redemption fee of 1.00% is charged on shares held less than 30 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Bell Worldwide Trends Fund
Statement of Operations
For the six months ended May 31, 2009
(Unaudited)

Investment Income
Dividend income	$ 18,952
Interest income	110
Total Income	19,062

Expenses
Investment Advisor fees (a)	6,769
Transfer agent expenses	16,869
Administration expenses	16,267
Fund accounting expenses	12,337
Registration expenses	9,065
Legal expenses	8,312
Auditing expenses	6,488
Trustee expenses	4,461
CCO expenses	3,681
Custodian expenses	2,437
Report printing expenses	2,164
Pricing expenses	1,504
Miscellaneous expenses	913
Insurance expenses	548
24f-2 expenses	107
Total Expenses	91,922
Fees waived and expenses reimbursed by Advisor (a)	(78,384)
Net operating expenses	13,538
Net Investment Income	5,524

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(453,212)
Long-term capital gain dividends from underlying investment companies	2,146
Change in unrealized appreciation (depreciation)
on investment securities	487,417
Net realized and unrealized gain (loss) on investment securities	36,351
Net increase (decrease) in net assets resulting from operations	$ 41,875

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Bell Worldwide Trends Fund
Statements of Changes In Net Assets

	Six months ended
	May 31, 2009	Period ended
Increase in Net Assets Due to:	(Unaudited)	November 30, 2008

Operations
Net investment income (loss)	$ 5,524	(4,300)
Net realized gain (loss) on investment securities	(453,212)	(961,676)
Long term capital gain dividends from underlying investment companies	2,146	13,322
Change in unrealized appreciation (depreciation) on investment securities	487,417	(523,060)
Net increase (decrease) in net assets resulting from operations	41,875	(1,475,714)

Distributions
From net investment income	(6,671)	-
Total distributions	(6,671)	-

Capital Share Transactions
Proceeds from shares sold	159,780	4,442,355
Reinvestment of distributions	6,671	-
Amount paid for shares redeemed	(191,965)	(1,104,725)

Net increase (decrease) in net assets resulting from share transactions	(25,514)	3,337,630
Total Increase (Decrease) in Net Assets	9,690	1,861,916

Net Assets
Beginning of period	1,861,916	-

End of period	$1,871,606	$ 1,861,916

Accumulated undistributed net investment income (loss) included in net assets	$ (1,145)	-

Capital Share Transactions
Shares sold	27,481	470,790
Shares issued in reinvestment of distributions	1,110	-
Shares redeemed	(32,699)	(163,316)

Net increase (decrease) from capital share transactions	(4,108)	307,474

(a) For the period December 20, 2007 (commencement of operations) through November 30, 2008.

*See accompanying notes which are an integral part of these financial statements.

Bell Worldwide Trends Fund
Financial Highlights
(For a share outstanding during each period)

	Six months ended
	May 31, 2009		Period ended
	(Unaudited)		November 30, 2008	(a)
Selected Per Share Data
Net asset value, beginning of period	$ 6.06		$ 10.00

Income from investment operations
Net investment income (loss)	0.02		(0.02)	(b)
Net realized and unrealized gain (loss)	0.11		(3.92)
Total from investment operations	0.13		(3.94)

Less Distributions from shareholders:
From net investment income	(0.02)		-
Total distributions	(0.02)		-

Net asset value, end of period	$ 6.17		$ 6.06

Total Return (c)	2.18%	(d)	-39.40%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 1,872		$ 1,862
Ratio of expenses to average net assets (e)	1.50%	(f)	1.50%	(f)
Ratio of expenses to average net assets
before waiver & reimbursement (e)	10.18%	(f)	11.10%	(f)
Ratio of net investment income (loss) to
average net assets (e)	0.61%	(f)	(0.25)%	(f)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (e)	(8.07)%	(f)	(9.85)%	(f)
Portfolio turnover rate	70.39%		170.13%

(a) For the period December 20, 2007 (commencement of operations) to November 30, 2008.
(b) Net investment income (loss) per share is based on average shares outstanding during the period.
(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) The ratio excludes the impact of expenses of the underlying funds in which the Fund may invest, as represented in the Schedule of Investments.
(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Bell Worldwide Trends Funds

Notes to the Financial Statements

May 31, 2009

(Unaudited)

NOTE 1.	ORGANIZATION

The Bell Worldwide Trends Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 10, 2007. The Fund commenced operations on December 20, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment advisor is Bell Investment Advisors, Inc. (the “Advisor”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Bell Worldwide Trends Funds

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES- continued

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

In accordance with Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), as of and during the six months ended May 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognized interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net investment income, net realized long-term capital gains and net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Fair Value Measurements – In accordance with Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Bell Worldwide Trends Funds

Notes to the Financial Statements – continued

May 31, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES- continued

The Fund values its exchange-traded funds, exchange-traded notes, investments in money market funds, and mutual funds at the closing price established by the market exchange on which they trade. Any fixed income securities the Fund may own are valued by a pricing service using an evaluated price method established by the pricing service. To date, the Advisor has not had to provide any fair value pricing for any securities held by the Fund (Level 3 Securities). For additional information on the Fund’s security valuation policies, refer to the Securities Valuation section of this note.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 1,852,425	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 1,852,425	$ -

*Other financial instruments include call options, futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities - Effective December 1, 2008, the Fund adopted the provisions of the Statement on Financial Accounting Standards (“SFAS”) No. 161 “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including for how such activities are accounted and their effect on the Fund’s financial position, performance, and cash flows (in tabular format). SFAS No. 161 also requires the Fund to disclose the purpose and objective of each type of derivative instrument, the strategies for achieving those objectives, how the Fund manages the related risks, and the volume of derivative activity.

As of and during the six months ended May 31, 2009, the Fund did not engage in any derivative or hedging activities. Accordingly, no discussion or tabular presentation of such activities is included for this reporting period.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. For the six months ended May 31, 2009, the Advisor earned fees of $6,769, before the waiver described below. The Advisor contractually has agreed to waive its management fee and/or reimburse expenses to the extent necessary to maintain total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, any 12b-1 fees, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds), at 1.50% of the average daily net assets of the Fund through March 31, 2010. For the six months ended May 31, 2009, the Advisor waived fees and reimbursed expenses of $78,384. At May 31, 2009, the Advisor owed $24,347 to the Fund.

Bell Worldwide Trends Funds

Notes to the Financial Statements – continued

May 31, 2009

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation.

The amount subject to repayment by the Fund, pursuant to the aforementioned conditions, at November 30, 2008, was as follows:

Subject to repayment
Amount	by November 30,

$ 166,205	2011

As of May 31, 2009, $78,384 may be subject to potential repayment by the Fund to the Advisor through November 30, 2012.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended May 31, 2009, Unified received fees of $16,267 for administrative services provided to the Fund. At May 31, 2009, the Fund owed $2,971 to Unified for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Fund and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended May 31, 2009, the Custodian earned fees of $2,437 for custody services provided to the Fund. At May 31, 2009, the Fund owed the Custodian $861.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended May 31, 2009, Unified earned transfer agent fees of $8,463 and was reimbursed $8,406 for out-of-pocket expenses from the Fund. At May 31, 2009, the Fund owed Unified $1,340 for transfer agency services and in reimbursement of out-of-pocket expenses. For the six months ended May 31, 2009, Unified earned fees of $12,337 for fund accounting services provided to the Fund. At May 31, 2009, the Fund owed $2,122 to Unified for fund accounting services.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the six months ended May 31, 2009. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Fund has not implemented its 12b-1 Plan, although the Fund may do so at any time after March 31, 2010, upon notice to shareholders.

Bell Worldwide Trends Funds

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

NOTE 4.	INVESTMENTS TRANSACTIONS

For the six months ended May 31, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
U.S. Government Obligations	$ -
Other	1,251,173

Sales
U.S. Government Obligations	$ -
Other	1,325,965

At May 31, 2009, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation	$ 83,442
Gross (Depreciation)	(119,085)
Net Depreciation
on Investments	$ (35,643)

At May 31, 2009, the aggregate cost of securities for federal income tax purposes was $1,888,068.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2009, Charles Schwab & Co., held for the benefit of its customers, 90.57% of the Fund’s shares. As a result, it may be deemed to control the Fund. The Advisor owned 3.09% of the Fund’s shares.

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

On December 22, 2008, the Fund paid an income distribution of $0.0218 per share or $6,671 to shareholders of record on December 19, 2008.

Bell Worldwide Trends Funds

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS - continued

At November 30, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ -
Undistributed capital gains	-
Capital loss carryforwards	(721,515)
Unrealized appreciation (depreciation)	(749,899)
$ (1,471,414)

At November 30, 2008, the difference between book basis and tax basis unrealized depreciation is primarily attributable to the tax deferral of post-October losses and wash sales losses in the amounts of $193,859 and $32,980, respectively.

NOTE 8.	CAPITAL LOSS CARRYFORWARD

At November 30, 2008, the Fund has available for federal tax purposes an unused capital loss carryforward of $721,515, which is available for offset against future taxable net capital gains. This loss carryforward expires on November 30, 2016.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (888) 592-2355 or (2) from Fund documents filed with the Commission on the Commission's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Kenneth G.Y. Grant

Nancy V. Kelly

OFFICERS

Anthony J. Ghoston, President

John C. Swhear, Senior Vice-President

Christopher E. Kashmerick, Treasurer & Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

William J. Murphy, Assistant Treasurer

Heather A. Bonds, Secretary

Tara Pierson, Assistant Secretary

INVESTMENT ADVISER

Bell Investment Advisors, Inc.

1111 Broadway, Suite 1630

Oakland, CA 94607

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn, LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Roosevelt Multi-Cap Fund

Semi-Annual Report

May 31, 2009

Fund Adviser:

The Roosevelt Investment Group

317 Madison Avenue

Suite 1004

New York, NY 10017

Toll Free: (877) 322-0576

Investment Results (Unaudited)

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500® Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. This Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-322-0576.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of the Growth of a $10,000 Investment in the Roosevelt Multi-Cap Fund and the S&P 500 Index

The graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on December 21, 2001 (commencement of Fund operations) and held through May 31, 2009. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be higher or lower than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, or to request a copy of the prospectus, please call 1-877-322-0576. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings(Unaudited)

1As a percentage of net assets.

The Fund invests primarily in common stock of U.S. companies of all capitalization ranges.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees, distribution and/or service (12b-1) fees, and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for six months from December 1, 2008 to May 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Roosevelt Multi-Cap Fund	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid for the Period December 1, 2008 – May 31, 2009*
Actual	$1,000.00	$996.36	$6.27
Hypothetical**	$1,000.00	$1,018.65	$6.34

*Expenses are equal to the Fund’s annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**Assumes a 5% return before expenses.

Roosevelt Multi-Cap Fund
Schedule of Investments
May 31, 2009
(Unaudited)

Common Stocks - 92.16%	Shares	Value

Agriculture Chemicals - 2.08%
Potash Corporation of Saskatchewan, Inc.	19,062	$2,208,142

Bituminous Coal & Lignite Surface Mining - 1.47%
Peabody Energy Corp.	45,965	1,561,891

Books, Publishing or Publishing and Printing - 0.77%
Pearson plc (b)	76,539	819,733

Cable & Other Pay Television Services - 2.60%
Comcast Corp. - Class A	94,554	1,302,009
Liberty Media Corp - Entertainment Class A (a)	60,115	1,452,378
		2,754,387

Chemical & Allied Products - 2.84%
Givaudan SA (b)	114,041	1,495,078
Monsanto Co.	18,500	1,519,775
		3,014,853

Commercial Banks - 1.47%
ICICI Bank Ltd. (b)	49,943	1,555,225

Communication Services - 0.84%
DIRECTV Group, Inc. / The (a)	39,502	888,795

Computer & Office Equipment - 1.94%
International Business Machines Corp. (IBM)	19,375	2,059,175

Crude Petroleum & Natural Gas - 3.00%
Petroleo Brasileiro S.A. - Petrobas (b)	91,000	3,182,270

Electric Services - 1.51%
FPL Group, Inc.	25,542	1,443,889
Northeast Utilities	7,341	152,619
		1,596,508

Electronic & Other Electrical Equipment ( No Computer Equipment) - 2.48%
General Electric Co.	195,178	2,630,999

Fabricated Plate Work (Boiler Shops) - 1.68%
McDermott International, Inc. (a)	81,088	1,781,503

Gold & Silver Ores - 0.66%
Goldcorp, Inc.	17,588	698,771

Grain Mill Products - 0.76%
Ralcorp Holdings, Inc. (a)	14,112	808,194

Hazardous Waste Management - 1.63%
Stericycle, Inc. (a)	34,500	1,724,310

Industrial Instruments for Measurement, Display, and Control - 1.27%
Roper Industries, Inc.	31,300	1,345,274

Industrial Organic Chemicals - 0.51%
International Flavors & Fragrances, Inc.	17,000	542,300

Instruments for Measurement, Testing of Electricity & Electronics Signals - 0.97%
Itron, Inc. (a)	17,538	1,023,167

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
May 31, 2009
(Unaudited)

Common Stocks - 92.16% - continued	Shares	Value

Lumber & Wood Products - 1.58%
Weyerhaeuser Co.	49,971	$1,678,026

Mining & Quarrying of Nonmetallic Minerals - 1.65%
Compass Minerals International, Inc.	32,718	1,754,666

Miscellaneous Food Preparations & Kindred Products - 0.65%
American Italian Pasta Company - Class A (a)	25,000	691,250

Motors & Generators - 0.91%
Regal-Beloit Corp.	24,504	968,153

National Commercial Banks - 4.37%
JPMorgan Chase & Co.	44,333	1,635,888
Old National Bancorp	73,038	875,726
Wells Fargo & Co.	83,310	2,124,405
		4,636,019

Natural Gas Distribution - 0.77%
National Fuel Gas Company	24,406	819,310

Oil & Gas Field Services - 2.19%
Schlumberger Ltd.	36,640	2,096,907
Willbros Group, Inc. (a)	14,500	221,415
		2,318,322

Paper Mills - 1.39%
International Paper Co.	102,444	1,472,120

Petroleum Refining - 0.99%
Hess Corp.	15,746	1,048,526

Pharmaceutical Preparations - 3.91%
Novozymes A/S - B Shares	16,000	1,275,200
Perrigo Co.	50,334	1,351,971
Teva Pharmaceutical Industries Ltd. (b)	32,672	1,514,674
		4,141,845

Pipe Lines (No Natural Gas) - 1.55%
Kinder Morgan Management, LLC. (a)	36,641	1,644,814

Railroad Equipment - 1.35%
Wabtec Corp.	40,000	1,427,200

Retail - Eating Places - 1.34%
McDonald's Corp.	24,010	1,416,350

Retail - Variety Stores - 3.24%
BJ's Wholesale Club, Inc. (a)	45,000	1,585,800
Wal-Mart Stores, Inc.	37,100	1,845,354
		3,431,154

Security Brokers, Dealers & Flotation Companies - 3.07%
Goldman Sachs Group, Inc. / The	10,848	1,568,295
Morgan Stanley	55,512	1,683,124
		3,251,419

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.42%
NYSE Euronext	50,177	1,505,310

Services - Business Services - 1.92%
Akamai Technologies, Inc. (a)	91,540	2,037,681

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
May 31, 2009
(Unaudited)

Common Stocks - 92.16% - continued	Shares	Value

Services - Commercial Physical & Biological Research - 0.54%
Senomyx, Inc. (a)	370,000	$569,800

Services - Computer Integrated Systems Design - 1.51%
Cerner Corp. (a)	27,422	1,598,428

Services - Computer Programming, Data Processing, Etc. - 2.25%
Hlth Corp. (a)	141,568	1,669,087
IHS, Inc. - Class A (a)	15,020	720,960
		2,390,047

Services - Computer Programming Services - 3.84%
Cognizant Technology Solutions Corp. - Class A (a)	76,622	1,930,108
Infosys Technologies Ltd. (b)	61,912	2,140,917
		4,071,025

Services - Educational Services - 0.95%
Washington Post Company / The - Class B	2,803	1,009,080

Services - Facilities Support Management Services - 1.12%
Corrections Corporation of America (a)	77,634	1,191,682

Services - Help Supply Services - 1.31%
Monster Worldwide, Inc. (a)	119,260	1,392,957

Services - Management Consulting Services - 1.23%
Hewitt Associates, Inc. (a)	45,000	1,305,000

Services - Miscellaneous Amusement & Recreation - 3.53%
Penn National Gaming, Inc. (a)	85,872	2,839,787
Pinnacle Entertainment, Inc. (a)	85,000	905,250
		3,745,037

Services - Miscellaneous Business Services - 2.23%
Tyco International Ltd.	85,456	2,359,440

Services - Motion Picture & Video Tape Production - 1.59%
Discovery Communications, Inc. (a)	75,004	1,683,840

Services - Prepackaged Software - 2.18%
Activision Blizzard, Inc. (a)	94,830	1,145,547
Microsoft Corp.	56,009	1,170,028
		2,315,575

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.28%
Church & Dwight Co., Inc.	27,025	1,358,547

State Commercial Banks - 0.80%
IBERIABANK Corp.	19,428	845,507

Steel Pipe & Tubes - 2.74%
Allegheny Technologies, Inc.	82,146	2,908,790

Telephone Communications (No Radio Telephone) - 1.65%
AT&T, Inc.	70,453	1,746,530

Tires and Inner Tubes - 2.49%
Goodyear Tire & Rubber Co. / The (a)	230,000	2,633,500

Water Supply - 0.14%
Aqua America, Inc.	9,133	150,603

TOTAL COMMON STOCKS (Cost $90,211,033)		97,713,050

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
May 31, 2009
(Unaudited)

Exchange-Traded Funds - 4.44%	Shares	Value

iShares COMEX Gold Trust (a)	12,480	$ 1,201,574
Market Vectors Gold Miners ETF (a)	21,868	965,691
Short MSCI EAFE ProShares	3,040	223,440
Short Financials ProShares	1,370	77,885
Short MSCI Emerging Markets ProShares	14,035	733,890
UltraShort Consumer Services ProShares	5,514	354,495
UltraShort MSCI Emerging Markets ProShares	33,328	693,556
UltraShort Russell 2000 ProShares	1,356	61,020
UltraShort S&P500 ProShares	7,087	393,328

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,289,617)		4,704,879

Money Market Securities - 6.36%
Huntington Money Market Fund - Trust Shares, 0.01% (c)	6,747,629	6,747,629

TOTAL MONEY MARKET SECURITIES (Cost $6,747,629)		6,747,629

TOTAL INVESTMENTS (Cost $102,248,279) - 102.96%		$109,165,558

Liabilities in excess of other assets - (2.96)%		(3,138,243)

TOTAL NET ASSETS - 100.00%		$ 106,027,315

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2009.

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Statement of Assets and Liabilities
May 31, 2009
(Unaudited)

Assets
Investments in securities, at fair value (cost $102,248,279)	$ 109,165,558
Receivable for investments sold	526,903
Receivable for fund shares sold	242,224
Dividends receivable	130,344
Tax reclaim receivable	1,237
Interest receivable	45
Total assets	110,066,311

Liabilities
Payable for investments purchased	3,414,896
Payable for fund shares purchased	498,942
Payable to adviser (a)	86,689
Accrued 12b-1 fees	38,291
Payable to trustees	178
Total liabilities	4,038,996

Net Assets	$ 106,027,315

Net Assets consist of:
Paid in capital	$ 114,070,807
Accumulated undistributed net investment income	324,746
Accumulated net realized gain (loss) from investment transactions	(15,285,517)
Net unrealized appreciation on investments	6,917,279

Net Assets	$ 106,027,315

Shares outstanding (unlimited number of shares authorized)	8,211,940

Net Asset Value
Offering and redemption price per share	$ 12.91

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Statement of Operations
For the six months ended May 31, 2009
(Unaudited)

Investment Income
Dividend income (net of foreign withholding tax of $3,593)	$1,351,917
Interest income	2,337
Total Investment Income	1,354,254

Expenses
Investment Adviser fee	396,320
12b-1 expense	99,080
Trustee expenses	3,932
Total Expenses	499,332

Net Investment Income	854,922

Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments	(12,662,596)
Change in unrealized appreciation (depreciation) on investments	14,451,829
1,789,233

Net increase (decrease) in net assets resulting from operations	$ 2,644,155

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Statements of Changes in Net Assets
	For the Six
	Months Ended
	May 31, 2009	Year Ended
	(unaudited)	November 30, 2008
Operations
Net investment income	$ 854,922	$239,898
Net realized gain (loss) on investment securities	(12,662,596)	(2,547,863)
Change in unrealized appreciation (depreciation)	14,451,829	(10,893,092)
Net increase (decrease) in net assets resulting from operations	2,644,155	(13,201,057)

Distributions
From net investment income	(780,362)	-
From net realized gain	-	(1,803,546)
Total distributions	(780,362)	(1,803,546)

Capital Share Transactions
Proceeds from shares sold	64,901,352	51,892,955
Reinvestment of distributions	771,321	1,796,383
Amount paid for shares repurchased	(16,345,945)	(11,010,793)
Net increase in net assets resulting
from share transactions	49,326,728	42,678,545

Total Increase in Net Assets	51,190,521	27,673,942

Net Assets
Beginning of period	54,836,794	27,162,852

End of period	$106,027,315	$ 54,836,794

Accumulated undistributed net investment
income included in net assets at end of period	$324,746	$207,422

Capital Share Transactions
Shares sold	5,327,097	3,358,821
Shares issued in reinvestment of distributions	61,805	98,625
Shares repurchased	(1,355,668)	(717,944)

Net increase (decrease) from capital share transactions	4,033,234	2,739,502

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Financial Highlights
(For a share outstanding during the period)
	For the Six
	Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2009		November 30,		November 30,	November 30,	November 30,	November 30,
	(unaudited)		2008		2007	2006	2005	2004

Selected Per Share Data
Net asset value, beginning of period	$13.12		$ 18.87		$15.94	$ 15.07	$ 14.18	$ 12.89

Income from investment operations
Net investment income (loss)	0.13	(a)	0.10	(a)	0.01	0.04	0.02	(0.01)
Net realized and unrealized gain (loss)	(0.18)		(4.77)		3.26	1.67	1.92	1.62
Total from investment operations	(0.05)		(4.67)		3.27	1.71	1.94	1.61

Less Distributions to shareholders:
From net investment income	(0.16)		-		(0.04)	(0.02)	-	-
From net realized gain	-		(1.08)		(0.30)	(0.82)	(1.05)	(0.32)
Total distributions	(0.16)		(1.08)		(0.34)	(0.84)	(1.05)	(0.32)

Net asset value, end of period	$12.91		$ 13.12		$ 18.87	$15.94	$ 15.07	$ 14.18

Total Return (b)	-0.36%		-26.33%		20.90%	11.82%	14.47%	12.70%

Net assets, end of period (000)	$ 106,027		$54,837		$27,163	$13,788	$6,415	$3,091
Ratio of expenses to average net assets	1.26%		1.26%		1.27%	1.28%	1.10%	1.07%
Ratio of net investment income (loss) to
average net assets	2.16%		0.63%		0.05%	0.36%	0.21%	(0.08)%
Portfolio turnover rate	65.48%		109.79%		146.35%	102.70%	85.58%	82.28%

(a) Per share net investment income has been calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund

Notes to the Financial Statements

May 31, 2009

(Unaudited)

NOTE 1. ORGANIZATION

The Roosevelt Multi-Cap Fund (the “Fund”), was organized as a diversified series of Unified Series Trust (the “Trust”) to acquire all the assets of the Bull Moose Growth Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund”), in a tax-free reorganization, effective September 23, 2005. The Predecessor Fund commenced operations on December 21, 2001. The Trust is an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The objective of the Fund is long-term capital appreciation. The investment adviser to the Fund is The Roosevelt Investment Group (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Roosevelt Multi-Cap Fund

Notes to the Financial Statements – continued

May 31, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in subchapter M of the Internal Revenue Code of 1986, as amended and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. If the required amount of net investment income and net realized capital gains is not distributed, the Fund could incur a tax expense.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), as of and during the year ended April 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six months ended May 31, 2009, the Fund did not incur any interest or penalties related to income tax expense. The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2006.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Fair Value Measurements - In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments

Roosevelt Multi-Cap Fund

Notes to the Financial Statements – continued

May 31, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

The Fund values its common stocks, investments in money market securities, and exchange-traded funds at the closing price established by the market exchange on which they trade. Any fixed income securities the Fund may own are valued by a pricing service using an evaluated price method established by the pricing service. To date, the Adviser has not had to provide any fair value pricing for any securities held by the Fund (Level 3 Securities). For additional information on the Fund’s security valuation policies, refer to Securities Valuations section in this Note.

The following is a summary of the inputs used to value the Fund’s assets as of May 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in active markets	$ 109,165,558	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 109,165,558	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities - Effective December 1, 2008, the Fund adopted the provisions of the Statement on Financial Accounting Standards (“SFAS”) No. 161 “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including for how such activities are accounted and their effect on the Fund’s financial position, performance, and cash flows (in tabular format). SFAS No. 161 also requires the Fund to disclose the purpose and objective of each type of derivative instrument, the strategies for achieving those objectives, how the Fund manages the related risks, and the volume of derivative activity.

As of and during the six months ended May 31, 2009, the Fund did not engage in any derivative or hedging activities. Accordingly, no discussion or tabular presentation of such activities is included for this reporting period.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser has agreed to provide investment advisory services to the Fund, and to pay most operating expenses of the Fund, in return for a "universal fee."  The Agreement states that the Fund, not the Adviser, is obligated to pay the following expenses:  brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of independent trustees, extraordinary expenses, Rule 12b-1 fees and expenses of the non-interested trustees and such extraordinary or non-recurring expenses as may arise, including litigation and the indemnification of the Trust’s Trustees and Officers.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended May 31, 2009, the Adviser earned $396,320 from the Fund for its advisory services. At May 31, 2009, the Fund owed the Adviser $86,689 for these services

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administration, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser pays all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain officers of the Trust are members of management and/or employees of Unified.

Roosevelt Multi-Cap Fund

Notes to the Financial Statements – continued

May 31, 2009

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund during the six months ended May 31, 2009. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund invests in shares of the Huntington U.S. Treasury Money Market Fund which is administered and advised by subsidiaries of Huntington Bancshares. Interest income of $2,337 was received from the Huntington U.S. Treasury Money Market Fund for the six months ended May 31, 2009.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Adviser a fee aggregating 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of services to shareholders, including, but not necessarily limited to, advertising, compensation to dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Adviser may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Fund’s plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. For the six months ended May 31, 2009, the Fund accrued 12b-1 fees of $99,080, of which $38,291 was unpaid at May 31, 2009.

NOTE 4. INVESTMENTS

For the six months ended May 31, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
U.S. Government Obligations	$ -
Other	102,231,614
Sales
U.S. Government Obligations	$ -
Other	47,464,660

At May 31, 2009, the net unrealized appreciation of investments for tax purposes was as follows:

Gross appreciation	$ 11,277,021

Gross depreciation	(4,359,742)

Net appreciation on investments	$ 6,917,279

At May 31, 2009, the aggregate cost of securities for federal income tax purposes was $102,248,279.

Roosevelt Multi-Cap Fund

Notes to the Financial Statements – continued

May 31, 2009

(Unaudited)

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. At May 31, 2009, Charles Schwab & Co., for the benefit of others, was the record owner of 30.41% of the outstanding shares of the Fund. As a result, Charles Schwab & Co. may be deemed to control the Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

On December 23, 2008, an ordinary income distribution of $0.1568 per share or $780,362 was declared and paid to shareholders of record on December 22, 2008.

The tax character of distributions paid during the fiscal years ended November 30, 2008 and 2007 is as follows:

	2008	2007

Ordinary Income	$ 32,476	$ 37,852
Long-term Capital Gain	1,058,022	252,771
Short-term Capital Gain	713,048	-
Total distributions paid	$ 1,803,546	$ 290,623

At November 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 207,422
Capital loss carryforward	(2,133,181)
Unrealized net depreciation	(7,981,525)
$ (9,907,284)

At November 30, 2008, the difference between book basis and tax-basis unrealized depreciation was attributable primarily to the tax deferral of losses on wash sales and post-October losses in the amount of $251,038 and $195,936, respectively.

NOTE 8. CAPITAL LOSS CARRYFORWARD

At November 30, 2008, the Roosevelt Multi-Cap Fund has available for federal tax purposes an unused capital loss carry forward of $2,133,181, which is available for offset against future taxable net capital gains. This loss carry forward expires on November 30, 2016.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 322-0576 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by: (1) calling the Fund at (877) 322-0576 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Kenneth G.Y. Grant

Nancy V. Kelly

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

Christopher E. Kashmerick, Treasurer and Chief Financial Officer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

Tara Pierson, Assistant Secretary

William J. Murphy, Assistant Treasurer

INVESTMENT ADVISOR

The Roosevelt Investment Group

765 Allens Avenue

Suite 100

Providence, RI 02905

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Leeb Focus Fund

Semi-Annual Report

May 31, 2009

Fund Adviser:

Leeb Capital Management, Inc.

8 West 40th Street

New York, New York 10018

Phone (866) 400-5332

Performance Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling1-866-400-5332.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Standard & Poor’s 500® Index and Russell 1000 Growth Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Standard & Poor’s 500® Index and Russell 1000 Growth Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The returns of the Indices are not reduced by any fees or operating expenses. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on December 26, 2006 (commencement of Class I shares) and held through May 31, 2009. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Standard & Poor’s 500® Index and Russell 1000 Growth Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Leeb Focus Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-866-400-5332. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS- Unaudited

1As a percent of net assets.

2Companies with market caps of a least $8 billion.

3Companies with market caps less than $8 billion. The Leeb Focus Fund invests primarily in large-capitalization equity securities (generally those with market capitalizations of at least $8 billion).

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period December 1, 2008 and held for the entire period through May 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Leeb Focus Fund	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During the Period Ended May 31, 2009
Actual *	$1,000.00	$1,051.76	$7.67
Hypothetical **	$1,000.00	$1,017.45	$7.54

*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Leeb Focus Fund
Schedule of Investments
May 31, 2009
(Unaudited)

Common Stocks - 85.24%	Shares	Value

Agriculture Chemicals - 5.55%
Mosaic Co. / The	4,000	$218,800
Potash Corporation of Saskatchewan, Inc.	3,600	417,024
		635,824

Beverages - 3.61%
Coca-Cola Co. / The	8,400	412,944

Computer & Office Equipment - 2.01%
Hewlett-Packard Co.	6,700	230,145

Crude Petroleum & Natural Gas - 2.58%
Petroleo Brasileiro S.A. - Petrobras (b)	6,700	295,001

Drilling Oil & Gas Wells - 2.68%
Transocean, Ltd. (a)	3,858	306,634

Electric Services - 5.53%
FPL Group, Inc.	11,200	633,136

Electronic Computer - 3.03%
Apple, Inc. (a)	2,550	346,315

Fire, Marine & Casualty Insurance - 1.95%
Berkshire Hathaway, Inc. - Class B (a)	75	222,900

Gold & Silver Ores - 2.62%
Randgold Resources Ltd. (b)	4,300	300,183

Gold Mining - 2.33%
Newcrest Mining Ltd. (b)	10,000	266,800

Hazardous Waste Management - 1.92%
Stericycle, Inc. (a)	4,400	219,912

Heavy Construction Other Than Building Construction - Contractors - 3.12%
Fluor Corp.	7,600	357,048

Metal Mining - 2.09%
Vale SA (b)	12,500	239,375

Oil & Gas Field Machinery & Equipment - 2.46%
National-Oilwell Varco, Inc. (a)	7,300	281,926

Oil, Gas Field Services - 3.70%
Schlumberger, Ltd.	7,400	423,502

Petroleum Refining - 3.36%
ConocoPhillips	8,400	385,056

Pharmaceutical Preparations - 7.70%
Johnson & Johnson	3,700	204,092
Roche Holding AG (b)	8,400	287,616
Teva Pharmaceutical Industries Ltd. (b)	8,400	389,424
		881,132
*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
May 31, 2009
(Unaudited)

Common Stocks - 85.24% - continued	Shares	Value

Pumps & Pumping Equipment - 2.63%
ITT Corp.	7,300	$ 300,614

Retail - Catalog & Mail-Order Houses - 2.25%
Amazon.com, Inc. (a)	3,300	257,367

Retail - Drug Stores & Proprietary Stores - 2.40%
CVS Caremark Corp.	9,200	274,160

Retail - Lumber & Other Building Materials Dealers - 2.02%
Home Depot, Inc / The	10,000	231,600

Retail - Variety Stores - 2.52%
Wal-Mart Stores, Inc.	5,800	288,492

Search, Detection, Navigation, Guidance, & Aeronautical Systems - 2.73%
Raytheon Co.	7,000	312,550

Semiconductors & Related Devices - 1.80%
Intel Corp.	13,100	205,932

Services - Business Services - 3.25%
Visa, Inc. - Class A	5,500	372,405

Services - Computer Integrated Systems Design - 1.68%
CACI International, Inc. - Class A (a)	5,000	191,850

Services - Prepackaged Software - 2.09%
Adobe Systems, Inc. (a)	8,500	239,530

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.13%
Procter & Gamble Co. / The	6,900	358,386

Surgical & Medical Instruments & Apparatus - 2.50%
Baxter International, Inc.	5,600	286,664

TOTAL COMMON STOCKS (Cost $11,089,468)		9,757,383

Exchange-Traded Funds - 10.12%

iShares Barclays U.S. Treasury Inflation Protected Securities Fund	5,900	600,679
SPDR Gold Trust (a)	5,800	557,960

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,115,404)		1,158,639

Money Market Securities - 4.66%
Fidelity Institutional Money Market Portfolio - Class I - 0.85% (c)	533,635	533,635

TOTAL MONEY MARKET SECURITIES (Cost $533,635)		533,635

TOTAL INVESTMENTS (Cost $12,738,507) - 100.02%		$11,449,657

Liabilities in excess of other assets - (0.02)%		(2,517)

TOTAL NET ASSETS - 100.00%		$11,447,140

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2009.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Statement of Assets and Liabilities
May 31, 2009
(Unaudited)

Assets
Investments in securities:
At cost	$ 12,738,507
At market value	$ 11,449,657

Dividends receivable	12,276
Prepaid expenses	10,099
Receivable due from Adviser (a)	10,814
Interest receivable	352
Receivable for fund shares sold	250
Total assets	11,483,448

Liabilities
Payable for fund shares redeemed	14,309
Payable to administrator, fund accountant, and transfer agent	12,180
Accrued trustee and officer expenses	2,909
Payable to custodian	1,015
Other accrued expenses	5,895
Total liabilities	36,308

Net Assets	$ 11,447,140

Net Assets consist of:
Paid in capital	$16,243,304
Accumulated undistributed net investment income	26,053
Accumulated undistributed net realized gain (loss) from investment transactions	(3,533,367)
Net unrealized appreciation (depreciation) on investments	(1,288,850)

Net Asset Value	$11,447,140

Shares outstanding (unlimited number of shares authorized)	1,448,698

Net asset value, offering price per share	$ 7.90

Redemption price per share ($7.90*0.98) (b)	$7.74

(a) See Note 3 in the Notes to the Financial Statements.
(b) The Fund charges a 2.00% redemption fee on shares redeemed within 60 calendar days after they are purchased. Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Statement of Operations
For the six months ended May 31, 2009
(Unaudited)

Investment Income
Dividend income (Net of foreign withholding tax of $4,207)	$107,711
Interest income	1,642
Total Income	109,353

Expenses
Investment adviser fee (a)	45,671
Transfer agent expenses	30,622
Administration expenses	14,370
Fund accounting expenses	12,466
Legal expenses	11,013
Auditing expenses	6,832
Registration expenses	6,573
Trustee expenses	4,624
CCO expenses	3,925
Custodian expenses	3,148
Pricing expenses	2,159
Miscellaneous expenses	752
Insurance expenses	607
24f-2 expenses	382
Total Expenses	143,144
Fees waived and expenses reimbursed by Adviser (a)	(62,549)
Net operating expenses	80,595
Net Investment Income	28,758

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(2,255,368)
Change in unrealized appreciation (depreciation) on investment securities	2,719,721
Net realized and unrealized gain (loss) on investment securities	464,353
Net increase (decrease) in net assets resulting from operations	$493,111

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Statements of Changes In Net Assets

	For the Six
	Months Ended	Year ended
Increase (Decrease) in Net Assets Due To:	May 31, 2009 (Unaudited)	November 30, 2008
Operations:
Net investment income	$28,758	$25,795
Net realized gain (loss) on investment securities	(2,255,368)	(1,237,185)
Change in unrealized appreciation (depreciation) on investment securities	2,719,721	(5,304,975)
Net increase (decrease) in net assets resulting from operations	493,111	(6,516,365)

Distributions to shareholders:
From net investment income, Class R	-	(16,705)
From net investment income, Class I	(28,493)	(123,649)
From net realized gain, Class R	-	(5,576)
From net realized gain, Class I	-	(37,679)
Total distributions	(28,493)	(183,609)

Capital Share Transactions - Class I
Proceeds from shares sold	2,044,650	12,066,950
Proceeds from exchange of Class R shares (a)	-	6,760,422
Proceeds from redemption fees	2,065	7,149
Reinvestment of distributions	27,990	161,302
Amount paid for shares repurchased	(2,631,525)	(10,925,849)
Net increase (decrease) in net assets resulting
from Class I share transactions	(556,820)	8,069,974

Capital Share Transactions - Class R (a)
Proceeds from shares sold	-	5,568,923
Amounts paid for exchange to Class I shares	-	(6,760,422)
Reinvestment of distributions	-	22,184
Amount paid for shares repurchased	-	(52,265)
Net increase (decrease) in net assets resulting
from Class R share transactions	-	(1,221,580)

Net increase (decrease) in net assets resulting
from share transactions	(556,820)	6,848,394

Total increase (decrease) in Net Assets	(92,202)	148,420

Net Assets
Beginning of year	11,539,342	11,390,922

End of year	$ 11,447,140	$ 11,539,342

Accumulated undistributed net investment income
included in net assets at the end of each period	$ 26,053	$ 25,789

Capital Share Transactions - Class I
Shares sold	289,707	1,083,459
Shares exchanged from Class R (a)	-	610,698
Shares issued in reinvestment of distributions	3,824	13,928
Shares repurchased	(377,078)	(1,015,990)

Net increase from capital share transactions	(83,547)	692,095

Capital Share Transactions - R Shares (a)
Shares sold	-	495,382
Shares exchanged into Class I	-	(609,047)
Shares issued in reinvestment of distributions	-	1,911
Shares repurchased	-	(4,738)

Net increase (decrease) from capital share transactions	-	(116,492)

(a) Effective January 31, 2008, the Fund no longer offered the Retail Class Shares for sale. See Note 1 in the
Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Financial Highlights
(For a share outstanding during the period)
	For the Six
	Months Ended		Year ended		Period ended
	May 31, 2009 (Unaudited)		November 30, 2008		November 30, 2007	(a)

Selected Per Share Data
Net asset value, beginning of period	$7.53		$11.90		$10.00
Income from investment operations:
Net investment income	0.02		0.02		0.16
Net realized and unrealized gain (loss)	0.37		(4.20)		1.75
Total from investment operations	0.39		(4.18)		1.91

Less Distributions to shareholders:
From net investment income	(0.02)		(0.15)		(0.01)
From net realized gain	-		(0.04)		-
Total distributions	(0.02)		(0.19)		(0.01)

Paid in capital from redemption fees	-	(b)	-	(b)	-

Net asset value, end of period	$ 7.90		$ 7.53		$ 11.90

Total Return (c)	5.18%	(d)	-35.68%		19.16%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 11,447		$ 11,539		$ 10,002
Ratio of expenses to average net assets	1.50%	(e)	1.50%		1.50%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	2.66%	(e)	2.13%		3.89%	(e)
Ratio of net investment income to
average net assets	0.53%	(e)	0.15%		1.97%	(e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(0.63)%	(e)	(0.48)%		(0.42)%	(e)
Portfolio turnover rate	43.40%		114.85%		54.69%

(a) For the period December 26, 2006 (Commencement of Operations) to November 30, 2007.
(b) Redemption fees resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund

Notes to the Financial Statements

May 31, 2009

(Unaudited)

NOTE 1. ORGANIZATION

Leeb Focus Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on August 14, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced investment operations on December 26, 2006. The Fund’s investment adviser is Leeb Capital Management, Inc. (the “Adviser”). The investment objective of the Leeb Focus Fund (the “Fund”) is to provide long-term capital appreciation, consistent with the preservation of capital.

Effective January 31, 2008, the Fund ceased offering its Retail Class shares to the public and began offering Institutional Class shares only. Retail Class shares on the Fund’s books as of January 31, 2008 were exchanged for Institutional Class shares. The designation of “Institutional Class” was removed at the issue time for all purposes except these financial statements. Beginning January 31, 2008 the Fund began imposing a 2.00% redemption fee on all shares redeemed within 60 calendar days.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.

Leeb Focus Fund

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in subchapter M of the Internal Revenue Code of 1986, as amended and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. If the required amount of net investment income and net realized capital gains is not distributed, the Fund could incur a tax expense.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), as of and during the year ended April 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six months ended May 31, 2009, the Fund did not incur any interest or penalties related to income tax expense. The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2006.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Fair Value Measurements - In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Leeb Focus Fund

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund values its common stocks, money market securities and exchange-traded funds at the closing price established by the market exchange on which they trade. Any fixed income securities the Fund may own are valued by a pricing service using an evaluated price method established by the pricing service. To date, the Adviser has not had to provide any fair value pricing for any securities held by the Fund (Level 3 Securities). For additional information on the Fund’s security valuation policies, refer to securities valuation section in this Note.

The following is a summary of the inputs used at May 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 11,449,657	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 11,449,657	$ -
*Other financial instruments include call options, futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities - Effective December 1, 2008, the Fund adopted the provisions of the Statement on Financial Accounting Standards (“SFAS”) No. 161 “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including for how such activities are accounted and their effect on the Fund’s financial position, performance, and cash flows (in tabular format). SFAS No. 161 also requires the Fund to disclose the purpose and objective of each type of derivative instrument, the strategies for achieving those objectives, how the Fund manages the related risks, and the volume of derivative activity.

As of and during the six months ended May 31, 2009, the Fund did not engage in any derivative or hedging activities. Accordingly, no discussion or tabular presentation of such activities is included for this reporting period.

Leeb Focus Fund

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the daily net assets of the Fund. For the six months ended May 31, 2009, before the waivers disclosed below, the Adviser earned a fee of $45,671 from the Fund.

The Adviser has contractually agreed through March 31, 2010 to waive its management fee and/or reimburse certain Fund operating expenses so that the total annual Fund operating expenses, excluding brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies the Fund invests in) do not exceed 1.50% of the Fund’s average daily net assets. For the six months ended May 31, 2009, the Adviser waived fees and reimbursed expenses of $62,549. At May 31, 2009, the Fund was owed $10,814 by the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense occurred, provided the Fund is able to make the repayment without exceeding the above stated expense limitations. Fees waived during the six months ended May 31, 2009 totaling $62,549 may be subject to potential recoupment by the Adviser through November 30, 2012. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at November 30, 2008 were as follows:

Recoverable through
Amount	November 30,

$170,887	2010
$110,562	2011

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended May 31, 2009, Unified earned fees of $14,370 for administrative services provided to the Fund. At May 31, 2009, the Fund owed Unified $2,707 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended May 31, 2009, the Custodian earned fees of $3,148 for custody services provided to the Fund. At November 30, 2008, the Fund owed the Custodian $1,015 for custody services.

The Trust retains Unified to act as the Fund’s transfer agent and to provide the Fund with fund accounting services. For the six months ended May 31, 2009, Unified earned fees of $9,302 from the Fund for transfer agent services and $21,320 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended May 31, 2009, Unified earned fees of $12,466 from the Fund for fund accounting services. At November 30, 2008, the Fund owed Unified $1,575 for transfer agent services, $5,849 for reimbursement of out-of-pocket expenses, and $2,049 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund during the six months ended May 31, 2009. A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

Leeb Focus Fund

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

NOTE 4. INVESTMENTS

For the six months ended May 31, 2009, purchases and sales of investment securities, other than short-term investments and call options written were as follows:

Amount
Purchases
U.S. Government Obligations	$ -
Other	4,592,808
Sales
U.S. Government Obligations	$ -
Other	5,565,043

At May 31, 2009, the appreciation (depreciation) of investments for tax purposes, was as follows:

Amount
Gross Appreciation	$ 606,139
Gross (Depreciation)	(1,894,989)
Net (Depreciation)
on Investments	$ (1,288,850)

At May 31, 2009, the aggregate cost of securities for federal income tax purposes, was $12,738,507.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2009, Charles Schwab & Company, Inc. (“Schwab”), for the benefit of its customers, owned 51.60% shares of the Fund. As a result, Schwab may be deemed to control of the Fund.

Leeb Focus Fund

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

On December 22, 2008, an income distribution of $0.0183 per share was made to shareholders of record on December 19, 2008.

The tax characterization of distributions for the period ended November 30, 2008 and November 30, 2007 is as follows:

	2008	2007
Distributions paid from:
Ordinary Income	$ 140,354	$ 4,556
Short-term Capital Gain	43,255	-
Long-term Capital Gain	-	-
	$ 183,609	$ 4,556

At November 30, 2008, the components of distributable earnings on a tax basis were as follows:

2008
Undistributed Ordinary Income	$ 25,798
Capital Loss Carryforward	(487,564)
Unrealized appreciation (depreciation)	(4,799,015)
$ (5,260,781)

At November 30, 2008, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of wash sale losses and post-October losses in the amount of $51,036 and $739,408, respectively.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request. You may call toll-free at (877) 764-3863 to request a copy of the SAI or to make shareholder inquiries.

Management Agreement Renewal (Unaudited)

The continuation of the Management Agreement (the “Agreement”) between the Trust and Leeb Capital Management, Inc. (the “Adviser”) on behalf of the Leeb Focus Fund (the “Fund”), was considered by the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and each an “Independent Trustee”) at in-person meetings held on November 9 and 10, 2008.

The Chairman of the Board advised the Board that on October 27, 2008, the Adviser Contract Renewal Committee (the “Committee”) of the Board had convened via teleconference to consider whether to recommend that the full Board approve the continuance of the Agreement. The Chairman noted that all participants acknowledged receiving and reviewing the 15(c) materials compiled by the Administrator and provided in advance of the meeting. He also noted that no changes had been proposed to the Agreement. The Chairman indicated that the materials specifically provided to the Committee included the following information: (i) executed copies of the Agreement and current expense cap side letter; (ii) a letter from the Administrator to the Adviser setting forth, and the Adviser’s response to, a detailed series of questions regarding, among other things, the Adviser’s services to the Fund, its profitability from managing the Fund and ideas for future growth for the Fund; (iii) a certification from the Trust’s CCO that the Adviser has adopted a compliance program that is reasonably designed to prevent violations of federal securities laws by the Fund; (iv) the Adviser’s Form ADV Part I and II and accompanying schedules; (v) the Adviser’s balance sheet dated August 31, 2008 and profit and loss statement for the period January-August 2008; (vi) reports provided by the Administrator regarding the Fund’s performance for the year to date, past three-month and one-year periods and comparisons of the same to the Fund’s benchmark(s) and peer group for the same periods; and (vii) reports provided by the Administrator comparing the Fund’s advisory fee and total expenses (after fee waivers and reimbursements) to the Fund’s peer group as determined by the Administrator.

The Chairman noted that after discussing the materials, the Committee contacted the Adviser’s executives, portfolio manager, President, chief operating and chief compliance officer and interviewed them. The portfolio manager advised the Committee that there had been no changes in the Adviser’s investment philosophy, but noted that the Adviser had seen a significant amount of panic and irrationality in the market due to forced selling. He had further stated that the Adviser seeks companies with quality balance sheets to participate in the eventual upswing the Adviser believes will come. The portfolio manager introduced to the Committee the Adviser’s new president, who reviewed his business background with the Trustees. The portfolio manager stated that the founder of the Adviser had become Chief Executive Officer, and that the President had been hired in July 2008.

The Committee members noted that they had received and evaluated such information as they deemed necessary to make their decision. They also noted that they had taken into account a number of factors that they believed, in light of the legal advice provided by legal counsel to the Trust and legal counsel to the Independent Trustees, and their own business judgment, to be relevant. They noted that this included information regarding the Adviser that had been provided to the Board throughout the year at regular meetings of the Board, as well as information that was specifically furnished to the Committee in connection with its review of the Fund’s management arrangement. As a result, the Committee summarized its review as follows:

(i)         The Nature, Extent and Quality of Services – The Committee noted that the Adviser manages approximately $153 million in assets, which includes Fund assets of $15.8 million, as of August 31, 2008. The Committee reviewed the responses from the Adviser as to the resources provided to the Fund, then considered the adequacy of such resources in light of the expected growth in the levels of Fund assets and whether the resources are sufficient to sustain performance, compliance and other needs. The Committee determined that the Adviser’s resources appear adequate and specifically noted that the Adviser provides three portfolio managers to manage the Fund, each of whom appears to have adequate experience to manage the Fund. The portfolio manager reported that he is primarily responsible for monitoring the Fund to ensure compliance with investment limitations.

The Committee noted that the Adviser also provides the support of various administrative staff, including the Adviser’s compliance officer. The Committee noted that the Adviser was not proposing any changes to the level of services provided to the Fund.

The Committee noted that the Adviser no longer manages any other pooled investment vehicle or mutual fund. The Committee noted that the Adviser does manage certain separate accounts with investment objectives and strategies similar to the Fund. As a result, the Committee sought assurances from the Adviser that trades were being allocated fairly among the Fund and the separate accounts, given the potential for conflict of interest in managing the Fund and the separate accounts side-by-side. The Committee noted that various compliance reports had been provided by the Adviser and the Trust’s CCO to the Board throughout the year and noted that, based on such reports, the Fund’s investment policies and restrictions had been consistently complied with during the last year.

The Committee noted that the Trust’s Chief Compliance Officer had reviewed the Adviser’s compliance policies and procedures and determined that they appeared reasonably designed to prevent violation of federal securities laws.

(ii)        Fund Performance – The Committee discussed the Fund’s performance and reviewed other materials provided by the Adviser and the Administrator with respect to such performance. The Committee noted that the Administrator reported that for the year-to-date and one-year periods ended September 30, 2008, the Fund had significantly outperformed its peer group average return, and its benchmarks, the S&P 500 and Russell 1000 Growth indices. The Administrator reported that the Fund’s performance was second in its peer group. The Committee further noted that the August 31, 2008 Morningstar report had ranked the Fund in the top 3% of all funds in its category for the trailing 12-month period.

(iii)       Fee Rates and Profitability – The Adviser’s compliance officer confirmed that the Adviser has contractually agreed to continue capping certain operating expenses of the Funds through November 30, 2009. The Administrator noted that total operating expenses were capped at 1.50% for the Fund and that, in connection with the 2007 merger of Fund share classes, the Adviser had agreed to lower the expense cap (which previously was 1.75%). The Committee noted that, although the Adviser’s fee was slightly higher than its peer group average (0.85% compared to 0.66%) the Fund’s total expenses were in line with its peer group average (1.50% compared to 1.46%). The Committee noted that, during the Fund’s prior fiscal year, the Adviser had waived its advisory fees for managing the Fund and reimbursed certain Fund expenses.

The Committee reviewed the Adviser’s financial statements as of August 31, 2008, and noted that the Fund’s assets constituted approximately 10% of the Adviser’s total assets under management. They noted that although the Adviser’s aggregate operations appeared to be profitable, management of the Fund’s assets was not yet profitable to the Adviser. The Committee also noted that the Adviser does not receive any 12b-1 fees from the Fund.

The Committee noted that the Adviser has entered into soft dollar arrangements pursuant to which a portion of the Fund’s brokerage commissions are directed to brokers and dealers who provide the Adviser with research services; and that the Adviser reported that such research services are beneficial to the Fund.

(iv) Economies of Scale – In determining the reasonableness of the advisory fees, the Committee also considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fees. The Committee noted that the Fund had merged its retail and institutional share classes, thus eliminating the 12b-1 fee for all shareholders of the Fund. It also noted that the Fund had been in operation for less than two years and it did not appear that the Adviser has begun to realize any significant economies of scale from managing the Fund.

The Committee reviewed the foregoing with the Board, indicating that its members had determined that the Fund’s advisory fee was reasonable and that its members were unanimously recommending that the Board approve the Continuation of the Agreement. Having requested and evaluated information which the Board deemed necessary to evaluate the terms of the Agreement between the Trust and the Adviser, on behalf of the Fund, the Board of Trustees determined, for reasons set forth above, that the Agreement is fair and in the best interests of the Fund and the shareholders. Accordingly, the Trustees of the Trust (including each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940) unanimously approved continuation of the agreement for an additional year.

PROXY VOTING

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (877) 764-3863 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

Christopher E. Kashmerick, Treasurer and Chief Financial Officer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

William J. Murphy, Assistant Treasurer

Tara Pierson, Assistant Secretary

INVESTMENT ADVISER

Leeb Capital Management, Inc.

8 West 40th Street

New York, NY 10018

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Semi-Annual Report

May 31, 2009

Fund Adviser:

Pekin Singer Strauss Asset Management

21 S. Clark Street, Suite 3325

Chicago, IL 60603

Toll Free (800) 470-1029

www.appleseedfund.com

Dear Appleseed Shareholder:

Over the years, the stock market has been a good weather vane for the economy. To expect any stock market strength, however, the credit markets must be healthy and free-flowing. Credit is the economy’s lubricant, and without it, businesses cannot conduct business with one another, which is why we believe the stock market faced such considerable headwinds until recently.

Given dysfunctional credit markets, in our opinion, the stock market had nowhere to go but down in 2008 and particularly so in the fourth quarter. The weakness continued into the first two months of 2009 followed, finally, by an enormous 3-month rally that began in March. The current rally, however, likely reflects more the over-sold condition of the stock market than any real substantive improvement in the economy. For our part, we do not expect to see meaningful “green shoots” sprouting on a sustained basis until we are closer to a bottom in housing prices.

Over the past six months, the S&P 500 has increased 4.1%which, on the surface, might sound like a Sunday walk in the park for investors; in fact, it was much closer to a hike down to the bottom of the Grand Canyon and back up again with scorpions and rattlesnakes stinging investors the entire way. Since March, the health of the credit markets has improved measured by the contraction in corporate credit spreads; nevertheless, our financial system remains on life support with our largest banks relying on continuing subsidies, loan guarantees, and near-zero funding costs due to various programs initiated by the Federal Reserve and the U.S. Treasury.

The Federal Reserve Bank began lowering the key Fed Funds rate (the rate at which banks lend to each other) from 5.75% in September of 2007 until it reached virtually 0% in December of 2008, where it remains as of May 31, 2009. Then, beginning last September, recognizing the serious nature of the credit market freeze-up, the Fed began accelerating the growth rate of the money supply. Since then, the money supply has been growing at an annual rate of nearly 20%. And, recently, the Fed announced it would purchase $1 trillion worth of Treasury bonds and government-backed mortgage securities. With these purchases, the Fed’s strategy is to put downward pressure on long-term interest rates, thus stimulating business activity in general and attempting to put a floor under housing prices.

At the same time, due to an increase in government outlays to combat the recession accompanied by a sharp drop in tax receipts, the magnitude of the Treasury’s projected borrowings is increasing quickly. Roughly 40% of the Treasury’s existing debt of $11 trillion has to be rolled over this year. In addition, the projected budget deficit, representing the difference between tax receipts and government spending, is estimated to be $1.85 trillion during FY ’09, according to the Congressional Budget Office, or an estimated 13.1% of GDP in 2009.

We expect that the U.S. government’s current monetary and fiscal policies will likely stimulate the economy to grow again but, at the same time, could generate a heightened level of inflation. Because expansive monetary and fiscal policies are also being pursued by governments and central banks across the world, we expect inflation to increase globally. To prepare the Appleseed Fund for an inflationary environment, we are focusing our research efforts on finding investments in undervalued, sustainably run companies that can also generate attractive returns during an inflationary period. Our goal is to preserve the value of our shareholders’ Appleseed investment on an inflation-adjusted basis and to beat the market over the long-term.

Over the turbulent past 12 months, the Appleseed Fund has outperformed the market by a considerable margin of almost 32% and also has outperformed the market by a margin of more than 13% on an annualized basis since inception. We are pleased to be generating market-beating returns by a large margin. This performance speaks to a strong investment process, considerable research talent, and a disciplined value investing culture which should help us in our ongoing efforts to generate superior investment returns. Also, unlike many mutual funds, we make absolutely no effort to own a portfolio that mimics a market index, to the great benefit of Appleseed Fund investors since the Fund’s inception.

Given the strong performance of the Appleseed Fund relative to its benchmark, we want to caution both new Appleseed shareholders and prospective Appleseed shareholders that we do not expect to outperform the market going forward by similar margins. We believe our investment approach is a sound one that helps to increase the likelihood of long-term outperformance, but our approach could underperform. For example, in periods like 2007 when momentum investing was popular the Appleseed Fund underperformed the market because we were not investing in the technology growth stocks and energy stocks that outperformed during that period.

We are buy-and-hold investors, oriented towards trying to generate attractive long-term investment results. Some of our ideas could take years to eventually work; we are patient investors ourselves, but our own patience sometimes requires that our shareholders be patient, too. For that reason, we hope to attract buy-and-hold oriented investors as shareholders in the Appleseed Fund who recognize that there could be periods in which we could underperform. We also hope to attract investors who purchase shares because they believe we have a sound investment philosophy, a superior research process, and a disciplined investing approach that increases the likelihood of long-term outperformance.

The Fund’s strong performance of 31.1% over the past 6 months was driven by a large group of existing holdings in the Appleseed portfolio that generated internal rates of return for the Fund of 25% or more, including Female Health Company (FHC), Invacare (IVC), Schering Plough (SGP), Wellpoint (WLP), Avon Products (AVP), OfficeMax (OMX), Radio One (ROIAK), Teradata (TDC), Sealed Air (SEE), and Miller Industries (MLR). In addition, we owned several portfolio companies which generated internal rates of return for the Fund of 100% or more, including ICT Group (ICTG) and Powerwave Technologies (PWAV).

The largest detractors to the Appleseed Fund’s six-month performance were large-cap stocks which generated flat returns, such as Johnson & Johnson and Pfizer. In an environment where the level of market volatility is extraordinarily high, we were pleased that no portfolio holdings generated significant losses for the Fund.

We recently initiated positions in the common shares of four companies, including Gaiam (GAIA), Unit Corporation (UNT), PDI Inc. (PDII), and Coca-Cola (KO). Our rationale for purchasing each of these companies is the following:

•

Gaiam is a leading producer of wellness media and lifestyle solutions. In addition, through its majority-owned Real Goods Solar subsidiary, Gaiam is a leading installer of solar power systems for the residential markets in California and Colorado. Installing a solar system is an increasingly compelling economic investment and also an attractive environmental investment, and Real Goods Solar has been an industry leader in this space. We purchased Gaiam shares at a price that was lower than the value of the company’s net investment in working capital. At our entry price, we felt that our upside was significant while our downside risk was limited, and thus far we have been gratified by the results. Since our initial purchase, Gaiam’s stock price has risen by more than 75% in just a few short months.

•

Unit Corporation has spent about $2.5 billion in growing its asset base, which includes the 4th largest fleet of onshore gas drilling rigs and enviable acreage in some of the most prolific unconventional U.S. natural gas fields. Natural gas is a cleaner burning, more sustainable substitute for oil and is abundantly available in the U.S. and Canada. With a conservative balance sheet and a seasoned management team at its helm, we expect Unit’s stock price to strengthen materially when natural gas prices begin to rise again.

•

New Jersey-based PDI Inc. provides outsourced sales reps to the pharmaceutical industry. Enormous industry changes in the healthcare sector are forcing pharmaceutical companies to operate their sales forces more efficiently. PDI provides a low-cost, but highly effective, sales force solution for start-up biotech companies as well as large pharmaceutical companies. Last Fall, the company hired a new CEO, Nancy Lurker, who is both experienced and energetic, to turn around the company and generate profitable revenue growth. Importantly, we bought the stock at a price far lower than the value of the cash on the company’s balance sheet. As the company’s performance improves, we expect investors will value the enterprise at a figure that is greater than $0, and when that happens the stock could double in value.

•

Finally, we bought Coca-Cola recently, which is one of the best managed companies in the world with high returns on invested capital, growing free cash flows, a robust sustainability program, and a leading beverage franchise with strong brand recognition worldwide.

The Fund’s portfolio continues to be positioned defensively. We remain overweight healthcare and consumer staples. We also own two portfolio companies which operate directly or indirectly in the energy sector (Gaiam and Unit) that should perform well in an environment of higher than expected inflation. Our research team is working to find new ideas that represent a compelling investment for Appleseed’s shareholders from both a value and sustainability perspective.

We are grateful for your confidence in our ability to navigate a portion of your liquid capital through the present challenging investing environment.

Sincerely,

Ronald Strauss, CFA	Richard Singer, CFA	Adam Strauss, CFA

William Pekin, CFA	Joshua Strauss, CFA

Investment Results– (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-470-1029.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	Since inception returns are reported as average annual rates.

*** The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, member FINRA.

The chart above assumes an initial investment of $10,000 made on December 8, 2006 (commencement of Fund operations) and held through May 31, 2009. The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-800-470-1029. The Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information about the investment company and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings– (Unaudited)

1As a percentage of net assets.

The Appleseed Fund invests primarily in a portfolio of equity securities of companies that are undervalued in the opinion of the Fund’s Adviser, Pekin Singer Strauss Asset Management.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses– (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for six months from December 1, 2008 to May 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Appleseed Fund	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During the Period December1, 2008 to May 31, 2009*
Actual	$1,000.00	$1,310.48	$6.00
Hypothetical (5% return before expenses)	$1,000.00	$1,019.74	$5.24

*Expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period). Effective April 1, 2009, the Adviser capped the Fund’s expenses at 1.24%. Prior to April 1, 2009, the Fund’s expense cap was 0.90%.

Appleseed Fund
Schedule of Investments
May 31, 2009
(Unaudited)

Common Stocks - 76.95%	Shares	Value

Consumer Discretionary - 4.76%
Gaiam, Inc. Class A (a)	108,102	$598,885
OfficeMax, Inc.	31,200	257,400
		856,285

Consumer Staples - 19.93%
Avon Products, Inc.	30,800	818,048
Coca-Cola Company/The	14,200	698,072
John B. Sanfilippo & Son, Inc. (a)	308,748	2,065,524
		3,581,644

Energy - 4.42%
Unit Corp. (a)	23,700	794,187

Financials - 7.92%
Annaly Capital Management, Inc. (c)	82,400	1,148,656
Anworth Mortgage Asset Corp. (c)	41,200	274,392
		1,423,048

Health Care - 20.57%
Female Health Company/The (a)	37,600	147,392
Johnson & Johnson	16,200	893,592
PDI, Inc. (a)	187,059	572,401
Pfizer, Inc.	84,200	1,278,998
Schering-Plough Corp.	33,000	805,200
		3,697,583

Industrials - 5.17%
ICT Group, Inc. (a)	79,685	703,619
Miller Industries, Inc. (a)	29,320	224,884
		928,503

Information Technology - 11.51%
Dell, Inc. (a)	22,800	264,024
Nokia Corp (b)	37,300	570,690
Powerwave Technologies, Inc. (a)	201,800	272,430
Teradata Corp. (a)	38,200	825,120
Zebra Technologies Corp. - Class A (a)	6,300	137,529
		2,069,793

Materials - 2.67%
Sealed Air Corp.	24,000	480,240

TOTAL COMMON STOCKS (Cost $13,648,800)		13,831,283

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Schedule of Investments - continued
May 31, 2009
(Unaudited)

Commodities - 10.28%	Shares	Value

iShares COMEX Gold Trust (a) (d)	7,200	$ 693,217
SPDR Gold Trust (a) (d)	12,000	1,154,400

TOTAL COMMODITIES (Cost $1,672,567)		1,847,617

Money Market Securities - 12.90%

Federated Treasury Obligations Fund - Institutional Shares, 0.14% (e)	2,318,416	2,318,416

TOTAL MONEY MARKET SECURITIES (Cost $2,318,416)		2,318,416

	Principal
Municipal Bonds - 0.22%	Amount	Value

Kentucky HSG Corp., 5.286%, 07/01/2009	$40,000	$40,100

TOTAL MUNICIPAL BONDS (Cost $40,005)		40,100

Mortgage-Backed Securities - 2.83%

FHLMC Pool B31945, 5.50%, 05/01/2037	57,014	58,961
FNMA Pool 944363, 5.50%, 06/01/2022	429,872	449,174

TOTAL MORTGAGE-BACKED SECURITIES (Cost $508,771)		508,135

TOTAL INVESTMENTS (Cost $18,188,559) - 103.18%		$ 18,545,551

Liabilities in excess of other assets - (3.18)%		(571,689)

TOTAL NET ASSETS - 100.00%		$ 17,973,862

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Real Estate Investment Trusts
(d) Exchange-Traded Funds
(e) Variable Rate Security; the money market rate shown represents the rate at May 31, 2009.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Statement of Assets and Liabilities
May 31, 2009
(Unaudited)

Assets
Investments in securities, at fair value (cost $18,188,559)	$ 18,545,551
Receivable for fund shares sold	159,519
Dividends receivable	25,778
Receivable due from Adviser (a)	20,394
Prepaid expenses	12,541
Tax reclaim receivable	2,705
Interest receivable	2,306
Total assets	18,768,794

Liabilities
Payable for investments purchased	779,635
Other accrued expenses	6,657
Payable to administrator, fund accountant, and transfer agent	5,714
Payable to trustees and officers	2,523
Payable to custodian	384
Payable for Fund shares purchased	19
Total liabilities	794,932

Net Assets	$ 17,973,862

Net Assets consist of:
Paid in capital	$ 17,433,344
Accumulated undistributed net investment income	76,701
Accumulated undistributed net realized gain (loss) from investment transactions	106,825
Net unrealized appreciation (depreciation) on investments	356,992

Net Assets	$ 17,973,862

Shares outstanding (unlimited number of shares authorized)	1,865,667

Net Asset Value and offering price per share	$ 9.63

Redemption price per share ($9.63 * 98%) (b)	$ 9.44

(a) See Note 3 in the Notes to the Financial Statements.
(b) The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Statement of Operations
For the six months ended May 31, 2009
(Unaudited)

Investment Income
Dividend income (net of withholding tax $2,898)	$ 152,004
Interest income	5,601
Total Investment Income	157,605

Expenses
Investment Adviser fee (a)	59,799
Legal expenses	22,488
Transfer agent expenses	21,888
Administration expenses	13,340
Fund accounting expenses	9,974
Auditing expenses	7,786
Printing expenses	6,509
Registration expenses	4,762
Trustee expenses	4,515
Custodian expenses	4,495
CCO expenses	3,583
Pricing expenses	1,919
Miscellaneous expenses	708
Insurance expense	577
24f-2 expense	288
Total Expenses	162,631
Less: Fees waived & expenses reimbursed by Adviser (a)	(100,391)
Net operating expenses	62,240
Net Investment Income (Loss)	95,365

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	96,706
Change in unrealized appreciation (depreciation) on investment securities	3,537,149
Net realized and unrealized gain (loss) on investment securities	3,633,855
Net increase (decrease) in net assets resulting from operations	$ 3,729,220

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Statements of Changes In Net Assets
	For the six
	months ended
	May 31, 2009	Year Ended
	(Unaudited)	November 30, 2008
Operations
Net investment income (loss)	$ 95,365	$ 178,667
Net realized gain (loss) on investment securities	96,706	13,879
Change in unrealized appreciation (depreciation) on investment securities	3,537,149	(2,722,432)
Net increase (decrease) in net assets resulting from operations	3,729,220	(2,529,886)

Distributions
From net investment income	(119,045)	(142,332)
From net realized gains	-	(1,798)
Total distributions	(119,045)	(144,130)

Capital Share Transactions
Proceeds from Fund shares sold	6,425,876	5,975,991
Proceeds from redemption fees collected (a)	4,717	114
Reinvestment of distributions	119,045	136,338
Amount paid for Fund shares repurchased	(1,177,458)	(948,019)
Net increase (decrease) in net assets resulting
from capital share transactions	5,372,180	5,164,424

Total Increase (Decrease) in Net Assets	8,982,355	2,490,408

Net Assets
Beginning of period	8,991,507	6,501,099

End of period	$ 17,973,862	$ 8,991,507

Accumulated undistributed net investment income
included in net assets at end of period	$ 76,701	$ 100,381

Capital Share Transactions
Shares sold	789,899	638,074
Shares issued in reinvestment of distributions	16,087	14,400
Shares repurchased	(148,679)	(104,073)

Net increase (decrease) from capital share transactions	657,307	548,401

(a) The fund charges a 2% redemption fee on shares redeemed within 90 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Financial Highlights
(For a share outstanding during each period)
	Six months ended
	May 31, 2009		Year ended		Period ended
	(Unaudited)		November 30, 2008		November 30, 2007	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 7.44		$ 9.85		$ 10.00

Income from investment operations:
Net investment income (loss)	0.05		0.22	(b)	0.12
Net realized and unrealized gain (loss) on investments	2.23		(2.46)		(0.26)
Total from investment operations	2.28		(2.24)		(0.14)

Less Distributions to shareholders:
From net investment income	(0.09)		(0.17)		(0.02)
Frem net realized gain	-		-	(c)	-
Total distributions	(0.09)		(0.17)		(0.02)

Paid in capital from redemption fees	-	(d)	-	(d)	0.01

Net asset value, end of period	$ 9.63		$ 7.44		$9.85

Total Return (e)	31.05%	(f)	(23.07)%		(1.33)%	(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 17,974		$ 8,992		$ 6,501
Ratio of expenses to average net assets	1.04%	(g)(j)	0.90%		0.90%	(g)
Ratio of expenses to average net assets
before reimbursement & federal income taxes	2.38%	(g)	3.09%		3.52%	(g)(h)
Ratio of net investment income (loss) to average net assets	1.59%	(g)	2.40%		1.40%	(g)
Ratio of net investment income (loss) to
average net assets before reimbursement & federal income taxes	0.25%	(g)	0.21%		(1.22)%	(g)(i)
Portfolio turnover rate	46.61%		127.63%		27.07%

(a) For the period December 8, 2006 (the date the Fund commenced operations) through November 30, 2007.
(b) Net investment income per share is based on average shares outstanding during the period.
(c) Net realized gain distributed amounted to less than $0.005 per share.
(d) Redemption fees resulted in less that $0.005 per share.
(e) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f) Not annualized.
(g) Annualized.
(h) The expense ratio before reimbursements includes income taxes of .09% which was voluntarily reimbursed by the Adviser and Fund Administrator.
(i) The net investment income (loss) ratio includes income tax expense of (.09)% which was voluntarily reimbursed by the Adviser and Fund Administrator.
(j) Effective April 1, 2009, the Adviser has contractually agreed to cap the Fund's expenses at 1.24%. Prior to April 1, 2009, the Fund's expense cap was 0.90%.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund

Notes to the Financial Statements

May 31, 2009

(Unaudited)

NOTE 1.	ORGANIZATION

The Appleseed Fund (the “Fund”) was organized as a non-diversified series of the Unified Series Trust (the “Trust”) on September 11, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on December 8, 2006. The Fund’s investment adviser is Pekin Singer Strauss Asset Management, Inc. (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s net asset value (“NAV”) calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Appleseed Fund

Notes to the Financial Statements

May 31, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in subchapter M of the Internal Revenue Code of 1986, as amended and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), as of and during the six months ended May 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six months ended May 31, 2009, the Fund did not incur any interest or penalties related to income tax expense. The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2006.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Fair Value Measurements - In accordance with Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Appleseed Fund

Notes to the Financial Statements

May 31, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund values its common stocks, real estate investment trusts, investments in money market funds, and exchange-traded funds at the closing price established by the market exchange on which they trade. Money market securities are valued at amortized cost. The Fund’s mortgage backed securities and municipal bonds are valued by a pricing service using an evaluated price method established by the pricing service. To date, the Advisor has not had to provide any fair value pricing for any securities held by the Fund (Level 3 Securities). For additional information on the Fund’s security valuation policies, refer to the Securities Valuations section of this Note.

The following is a summary of the inputs used to value the Fund’s assets as of May 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$17,997,316	$-
Level 2 – Other Significant Observable Inputs	$548,235	$-
Level 3 – Significant Unobservable Inputs	$-	$-
Total	$18,545,551	$-

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – Effective December 1, 2008, the Fund adopted the provisions of the Statement on Financial Accounting Standards (“SFAS”) No. 161 “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including for how such activities are accounted and their effect on the Fund’s financial position, performance, and cash flows (in tabular format). SFAS No. 161 also requires the Fund to disclose the purpose and objective of each type of derivative instrument, the strategies for achieving those objectives, how the Fund manages the related risks, and the volume of derivative activity.

As of and during the six months ended May 31, 2009, the Fund did not engage in any derivative or hedging activities. Accordingly, no discussion or tabular presentation of such activities is included for this reporting period.

Appleseed Fund

Notes to the Financial Statements

May 31, 2009

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Fund, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended May 31, 2009, the Adviser earned a fee of $59,799 from the Fund before waiving fees, as described below.

The Adviser has contractually agreed through March 31, 2010 to waive all or a portion of its management fees and/or reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund’s net operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short), 12b-1 fees, taxes and extraordinary litigation expenses and any indirect expenses (such as expense incurred by other investment companies in which the Fund may invest) at 1.24% of the Fund’s average daily net assets. Prior to April 1, 2009, the Adviser had contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, did not exceed 0.90% of the Fund’s average daily net assets. For the six months ended May 31, 2009, the Adviser waived fees and reimbursed expenses of $100,391. At May 31, 2009, the Adviser owed the Fund $20,394.

The waiver and/or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation described above. Fees waived during the six months ended May 31, 2009 totaling $100,391 may be subject to potential recoupment by the Adviser through November 30, 2012. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at November 30, 2008, are as follows:

Amount	Subject to Repayment Until November 30,
$129,303	2010
$163,135	2011

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended May 31, 2009, Unified earned fees of $13,340 for administrative services provided to the Fund. At May 31, 2009 the Fund owed Unified $2,424 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal Distributor of the Fund and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended May 31, 2009, the Custodian earned fees of $4,495 for custody services provided to the Fund. At May 31, 2009, the Fund owed the Custodian $384.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended May 31, 2009, Unified earned fees of $9,873 from the Fund for transfer agent services provided to the Fund and $12,015 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the six months ended May 31, 2009, Unified earned fees of $9,974 from the Fund for fund accounting services provided to the Fund. At May 31, 2009 the Fund owed Unified $1,621 for transfer agent services, $29 in reimbursement of out-of-pocket expenses and $1,640 for fund accounting services.

Appleseed Fund

Notes to the Financial Statements

May 31, 2009

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, which is currently inactive. The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of  the average daily net assets of the class in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to  underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The  Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is  necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Fund does not currently intend to activate the Plan prior to March 31, 2010.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the six months ended May 31, 2009. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor), and an officer of the Trust is an officer of the Distributor; such persons may be deemed to be affiliates of the Distributor.

NOTE 4.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	Amount
U.S. Government Obligations	$ 384,224
Other	9,053,775
Sales
U.S. Government Obligations	$ 16,634
Other	5,237,190

At May 31, 2009, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation	$ 1,976,669
Gross (Depreciation)	(1,619,677)
Net Appreciation
on Investments	$ 356,992

At May 31, 2009, the aggregate cost of securities for federal income tax purposes was $18,188,559.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Appleseed Fund

Notes to the Financial Statements

May 31, 2009

(Unaudited)

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of

1940. At May 31, 2009, Pershing LLC owned, for the benefit of its customers, 73.61% of the Fund. As a result, Pershing LLC may be deemed to control the Fund.

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

On December 22, 2008, the Fund paid an income distribution of $0.0922 per share to shareholders of record on December 19, 2008.

The tax characterization of distributions for the fiscal period ended November 30, 2007 and the fiscal year ended November 30, 2008 are as follows:

Distributions paid from:	2008	2007
Ordinary Income	$ 142,332	$ 2,445
Short-Term Capital Gain	1,798	-
Long-Term Capital Gain	-	-
	$ 144,130	$ 2,445

At November 30, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 147,804
Undistributed long-term capital gain	9,658
Unrealized appreciation (depreciation)	(3,227,120)

$ (3,069,658)

At November 30, 2008, the difference between book basis and tax basis unrealized (depreciation) is attributable to the tax deferral of losses on wash sales in the amount of $46,962.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 470-1029 to request a copy of the SAI or to make shareholder inquiries.

Management Agreement Renewal (Unaudited)

The continuation of the Management Agreement (the “Agreement”) between the Trust and Pekin Singer Strauss Asset Management, Inc. (the “Adviser”) on behalf of the Appleseed Fund (the “Fund”) was considered by the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and each an “Independent Trustee”) at in-person meetings held on February 8, 2009 and February 9, 2009.

The Chairman of the Board advised the Board that on January 29, 2009 the Adviser Contract Renewal Committee (the “Committee”) of the Board had convened via teleconference to consider whether to recommend that the full Board renew the Agreement between the Trust and the Adviser on behalf of the Fund. He stated that all Trustees were present at the meeting.

The Chairman noted that all participants acknowledged receiving and reviewing the 15(c) materials compiled by the Trust’s Administrator and provided in advance of the meeting. He also noted that no changes had been proposed to the Fund’s Agreement. He noted that the Adviser had agreed to cap Fund expenses in the next fiscal year at 1.24%. The Chairman indicated that the materials specifically provided to the Committee included the following information: (i) an executed copy of the Agreement and a proposed expense cap side letter, (ii) a letter sent by the Administrator on behalf of the Board of Trustees to the Adviser requesting information that the Trustees likely would consider in renewing the management agreements as required under Section 15(c) of the Investment Company Act of 1940; and the Adviser’s response to such letter, containing among other information, a description of the Adviser’s services to the Fund, its profitability from managing the Fund and ideas for future growth for the Fund, (iii) a certification from the Adviser that it had adopted a compliance program that is reasonably designed to prevent violation of federal securities laws by the Fund, (iv) the Adviser’s Form ADV Parts I and II and accompanying schedules, (v) the Adviser’s December 31, 2008 balance sheet and income statement for the period January 1, 2008 to December 31, 2008, (vi) reports provided by the Administrator regarding the Fund’s performance for the past three-month and 1-year periods and comparisons of the same to the Fund’s benchmark(s) and peer group for the same periods, and (vii) reports provided by the Administrator comparing the Fund’s advisory fee and total expenses (after fee waivers and reimbursements) to the Fund’s peer group as determined by the Administrator.

The Chairman noted that after discussing the materials, the Committee contacted representatives of the Adviser, including the president of the Adviser and portfolio manager for the Fund, the senior vice president of the Adviser and portfolio manager for the Fund, and the Adviser’s chief compliance officer and interviewed them.

The Committee members noted that they had received and evaluated such information as they deemed necessary to make their decision. They also noted they had taken into account a number of factors that they believed, in light of the legal advice provided by legal counsel to the Trust and legal counsel to the independent trustees, and their own business judgment, to be relevant. They noted this included information regarding the Adviser that had been provided to the Board throughout the year at regular meetings of the Board, as well as information that was specifically furnished to the Committee in connection with its review of the Fund’s Agreement. As a result, the Committee summarized its review as follows:

(i)         The Nature, Extent and Quality of Services – The Committee noted that the Adviser manages approximately $579 million in assets, of which the Fund represented approximately $10.5 million in assets, as of December 31, 2008. The Committee reviewed the responses from the Adviser as to the resources provided to the Fund, and considered the adequacy of such resources in light of the desired growth in the levels of Fund assets, and whether the resources are sufficient to sustain good performance, compliance and other needs. The Committee determined that the Adviser’s resources appear adequate, and specifically noted that the Adviser provides two portfolio managers to manage the Fund, each of whom appears to have adequate experience to manage the Fund. The Committee also noted that the Adviser also provides the support of various investment and administrative staff, including its compliance officer and three investment professionals who provide research assistance to the Fund. The Committee noted that the Adviser was not proposing any changes to the level of services provided to the Fund.

          The Committee noted that the Adviser had revised its compliance manual to bolster its IRS diversification testing. The Committee also noted that the Trust’s Chief Compliance Officer had reviewed the Adviser’s compliance policies and procedures as revised, and had determined that they appeared reasonably designed to prevent violation of federal securities laws.

          (ii)           Fund Performance – The Committee discussed the Fund’s performance and reviewed other materials provided by the Adviser and the Administrator with respect to such performance. The Committee noted that the Administrator reported that for the year to date, three-months and one-year periods ended December 31, 2008, the Fund had outperformed all other funds in its peer group as reported by the Administrator. They also noted that the Fund had outperformed its benchmarks, the Morningstar Mid Cap and S&P 500 indices, for the past three and twelve-month periods. They further noted that the Fund had received positive press coverage for its excellent performance in the “socially responsible investing” fund category.

          (iii)           Fee Rates and Profitability – The Committee noted that, although the Adviser’s 1.00% fee was higher than its peer group average, the Adviser had been capping total operating expenses at 0.90%, which agreement would expire by its terms on March 31, 2009. The Adviser confirmed that it would agree to cap certain operating expenses of the Fund at 1.24% effective April 1, 2009 through March 31, 2010. The Committee noted that the new expense cap was lower than the average expense ratio of the Fund’s peer group. The Adviser reported that the Agreement had not been profitable since the Fund’s inception in December 2006.

          The Committee noted that the Adviser directed Fund brokerage to Pershing in return for Baseline and other research services pursuant to soft dollar arrangements. They further noted that the Adviser reported that the average price per share commission rate paid by the Fund was $0.02 and that the percentage of total Fund commissions paid to brokers with whom the Adviser has soft dollar arrangements is lower than the percentage paid by the Adviser’s other clients. The Committee noted that Adviser does not receive any 12b-1 fees from the Fund.

          (iv)           Economies of Scale – In determining the reasonableness of the advisory fees, the Committee also considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fees. It noted that the Fund had been operating for less than 18 months, facing difficult market conditions, and that it did not appear that the Adviser has begun to realize any significant economies of scale from managing the Fund.

          The Committee reviewed the foregoing with the Board, indicating that its members had determined that the Fund’s advisory fee was reasonable and that its members were unanimously recommending that the Board approve the continuation of the Agreement. Having requested and evaluated information which the Board deemed necessary to evaluate the terms of the Agreement between the Trust and the Adviser, on behalf of the Fund, the Board of Trustees determined, for the reasons set forth above, that the Agreement is fair and in the best interests of the Fund and the shareholders. Accordingly, the Trustees of the Trust (including each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940) unanimously approved continuation of the Agreement for an additional year.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 470-1029 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Gary E. Hippenstiel

Stephen A. Little

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President

John C. Swhear, Senior Vice President

Christopher E. Kashmerick, Treasurer

Lynn E. Wood, Chief Compliance Officer

Heather Bonds, Secretary

William J. Murphy, Assistant Treasurer

Tara Pierson, Assistant Secretary

INVESTMENT ADVISER

Pekin Singer Strauss Asset Management, Inc.

21 S. Clark Street, Suite 3325

Chicago, IL 60603

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Auer Growth Fund

Semi-Annual Report

May 31, 2009

(Unaudited)

Fund Advisor:

SBAuer Funds, LLC

10401 N. Meridian Street, Suite 100

Indianapolis, IN 46290

Toll Free (888) 711-AUER (2837)

www.auergrowthfund.com

Management Discussion and Analysis

The Auer Growth Fund (AUERX) had a very good 6 month period ended May 31, 2009. For the period ended May 31, 2009, the Fund was up nearly 22% while the S&P 500 Index advanced a little over 4%. The extreme sell offs that we witnessed across most of our portfolio, which were tied to energy and commodity producing companies, sharply reversed as those stocks became the market leaders of the first 5 months of 2009.

We maintain above average weightings in Fertilizers, Coal, and Oil Services. One of our top 5 companies in the portfolio is Cubist Pharmaceuticals (CBST), a fast growing drug firm. We have now owned this stock for going on 6 quarters and it has continued to exceed 25% earnings growth and 20% sales growth in each of the preceding 6 quarters. The stock price, however, has only held even in the past 12 months, although that is far in excess of the market averages.

We want to thank our customers and shareholders. The Fund’s shares outstanding count has risen every month since inception. This was despite a period which saw most stock funds experiencing net outflows as investors moved to money markets and non equity investments. The Fund has approximately 22.8 million shares outstanding at the end of May 2009. The Auer Family directly owned over 3.3 million shares of the Fund.

When the S&P 500 Index touched lows not seen since August 1996, on March 9, 2009...the Fund touched it’s low of $3.50. The closing price at the end of May 2009 was $5.55, a gain of 58% from the market lows. There are still some market prognosticators who are predicting those very lows may be tested yet again. We are not in that camp.

Robert C. Auer

Senior Portfolio Manager

Auer Growth Fund (AUERX)

Investment Results– (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-888-711-2837.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500 Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The chart above assumes an initial investment of $10,000 made on December 28, 2007 (commencement of Fund operations) and held through May 31, 2009. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. For more information on the Fund, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-888-711-2837.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS- (Unaudited)

1As a percent of net assets.

The Auer Growth Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges that the advisor believes present the most favorable potential for capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

This Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at December 1, 2008 and held through May 31, 2009.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

Auer Growth Fund	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During the Period* December 1, 2008 – May 31, 2009
Actual	$1,000.00	$1,219.79	$10.55
Hypothetical **	$1,000.00	$1,015.43	$9.58

* Expenses are equal to the Fund’s annualized expense ratio of 1.91%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2009
(Unaudited)

Shares	COMMON STOCKS - 94.98%	Value

	Air Filtration - 0.05%
10,745	MFRI, Inc. (a)	$ 64,148

	Airplane Components - 2.90%
230,000	BE Aerospace, Inc. (a)	3,422,400
38,000	CPI Aerostructures, Inc. (a)	269,800
		3,692,200

	Alternative Energy - 0.13%
72,000	Syntroleum Corp. (a)	163,440

	Automobile Components - 2.09%
155,000	Titan International, Inc.	1,401,200
155,000	Wonder Auto Technology, Inc. (a)	1,260,150
		2,661,350

	Banks - 7.34%
30,000	B of I Holding, Inc. (a)	192,000
200,000	Bank of America Corp.	2,254,000
11,000	Bar Harbor Bankshares	308,000
11,000	ESB Financial Corp.	149,600
19,000	Hampton Roads Bankshares, Inc.	148,200
18,500	HF Financial Corp.	227,828
205,000	Hudson City Bancorp, Inc.	2,630,150
11,000	Meta Financial Group, Inc.	171,930
6,000	NASB Financial, Inc.	173,160
100,000	New York Community Bancorp, Inc.	1,106,000
62,000	Oriental Financial Group, Inc.	614,420
30,000	PNC Financial Services Group, Inc.	1,366,500
		9,341,788

	Batteries - 0.34%
80,000	Advanced Battery Technologies, Inc. (a)	286,400
24,000	Exide Technologies (a)	146,880
		433,280

	Chemicals - Agricultural & Industrial - 9.22%
10,000	Agrium, Inc.	492,200
20,000	China Green Agriculture, Inc. (a)	158,800
15,000	Hawkins, Inc.	322,200
200,000	Intrepid Potash, Inc. (a)	6,520,000
28,000	Mosaic Co./The	1,531,600
16,000	Potash Corp. of Saskatchewan, Inc.	1,853,440
31,000	Terra Industries, Inc.	861,490
		11,739,730

	Civil Engineering - 2.46%
170,000	KBR, Inc.	3,131,400

	Coal - 11.60%
145,000	CONSOL Energy, Inc.	5,968,200
56,000	James River Coal Co. (a)	1,255,520
280,000	Massey Energy Co.	6,409,200
125,000	Patriot Coal Corp. (a)	1,132,500
		14,765,420

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2009
(Unaudited)

Shares	COMMON STOCKS - 94.98% - continued	Value

	Computer Hardware & Software - 2.73%
230,000	Majesco Entertainment Co. (a)	$316,250
90,000	Synaptics, Inc. (a)	3,160,800
		3,477,050

	Consulting Services - 5.51%
10,000	Ecology and Environment, Inc. - Class A	142,200
55,000	Fluor Corp.	2,583,900
16,000	Catalyst Health Solutions, Inc. (a)	342,240
27,900	Versar, Inc. (a)	126,108
152,000	VSE Corp.	3,816,720
		7,011,168

	Consumer Products - 0.37%
240,000	Summer Infant, Inc. (a)	472,800

	Digital Devices - 0.10%
111,600	DRI Corp. (a)	132,804

	Electric Power & Supplies - 3.05%
110,000	Black Hills Corp.	2,354,000
42,000	CAE, Inc.	276,780
30,000	NRG Energy, Inc. (a)	675,000
29,000	Unitil Corp.	582,320
		3,888,100

	Electronic Components & Measuring Devices - 0.93%
100,000	Advanced Photonix, Inc. - Class A (a)	68,000
73,000	Aehr Test Systems (a)	70,080
73,000	LDK Solar Co., Ltd. (a) (b)	665,760
34,100	Merrimac Industries, Inc. (a)	375,100
		1,178,940

	Equipment Leasing - 0.11%
10,000	Willis Lease Finance Corp. (a)	135,300

	Farm Equipment - 0.32%
75,100	Art's-Way Manufacturing Co., Inc.	408,544

	Firearms & Ammunition - 0.28%
30,000	Sturm, Ruger & Company, Inc.	356,100

	Fisheries - 1.03%
145,000	HQ Sustainable Maritime Industries, Inc. (a)	1,307,900

	Food & Nutrition Products - 0.65%
12,000	American Italian Pasta Co. - Class A (a)	331,800
65,000	Food Technology Service, Inc. (a)	131,950
25,000	Omega Protein Corp. (a)	116,750
5,000	Seneca Foods Corp. (a)	127,650
65,000	SunOpta, Inc. (a)	114,400
		822,550

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2009
(Unaudited)

Shares	COMMON STOCKS - 94.98% - continued	Value

	Freight Transportation - 5.60%
21,000	Air T., Inc.	$ 185,850
125,000	Eagle Bulk Shipping, Inc. (a)	972,500
112,000	Excel Maritime Carriers, Ltd. (a)	1,198,400
57,000	FreeSeas, Inc. (a)	147,630
22,000	Genco Shipping & Trading, Ltd. (a)	575,300
43,000	GulfMark Offshore, Inc. (a)	1,311,500
7,500	Hornbeck Offshore Services, Inc. (a)	208,050
190,000	Navios Maritime Holdings, Inc.	1,043,100
13,000	OceanFreight, Inc. (a)	21,970
301,325	Star Bulk Carriers Corp. (a)	1,467,452
		7,131,752

	Gold Mining - 0.81%
200,000	Northgate Minerals Corp. (a)	484,000
85,000	Richmont Mines, Inc. (a)	346,800
17,000	Yamana Gold, Inc.	200,090
		1,030,890

	Healthcare - 6.89%
170,000	Amedisys, Inc. (a)	5,171,400
36,900	Emergent Group, Inc. (a)	268,632
90,000	Female Health Co. (a)	352,800
97,000	LHC Group, Inc. (a)	2,237,790
77,000	Medifast, Inc. (a)	739,200
		8,769,822

	Heating & Cooling Services - 0.06%
30,000	KSW, Inc.	81,300

	Industrial Machinery - 0.31%
68,000	HLS Systems International, Ltd. (a)	390,320

	Insurance - 1.55%
80,000	American Equity Investment Life Holding Co.	464,800
47,000	Homeowners Choice, Inc. (a)	248,160
45,000	Meadowbrook Insurance Group, Inc.	332,550
10,000	NYMAGIC, Inc.	150,000
152,000	Universal Insurance Holdings, Inc.	779,760
		1,975,270

	Insurance Brokers - 0.79%
63,000	Life Partners Holdings, Inc.	1,001,070

	Investment Capital - 0.48%
35,000	Hercules Technology Growth Capital, Inc.	262,500
835,700	IA Global, Inc. (a)	40,114
30,000	Triangle Capital Corp.	305,850
		608,464

	Leisure - 0.12%
124,000	Silverleaf Resorts, Inc. (a)	157,480

	Marine Services - 0.63%
70,000	Great Lakes Dredge & Dock Co.	364,700
20,000	International Shipholding Corp.	442,800
		807,500

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2009
(Unaudited)

Shares	COMMON STOCKS - 94.98% - continued	Value

	Metal Mining - 2.41%
320,000	Thompson Creek Metals Co., Inc. (a)	$ 3,072,000

	Mining Machinery - 0.81%
30,000	Joy Global, Inc.	1,034,100

	Mortgage Services - 0.21%
17,000	PHH Corp. (a)	261,800

	Motion Pictures & Services - 0.59%
27,000	DreamWorks Animation SKG, Inc. (a)	752,220

	Oil & Natural Gas Drilling - 8.51%
36,700	Abraxas Petroleum Corp. (a)	43,306
65,000	Atwood Oceanics, Inc. (a)	1,719,900
88,000	Double Eagle Petroleum Co. (a)	418,000
150,000	Noble Corp.	5,155,500
44,000	Transocean, Ltd. (a)	3,497,120
		10,833,826

	Oil & Natural Gas Producers - 1.25%
85,000	ATP Oil & Gas Corp. (a)	765,850
7,500	Contango Oil & Gas Co. (a)	374,025
150,000	Gran Tierra Energy, Inc. (a)	456,000
		1,595,875

	Oil & Natural Gas Services - 0.78%
420,000	Boots & Coots International Well Control, Inc. (a)	546,000
17,000	Geokinetics, Inc. (a)	224,740
20,000	North American Energy Partners, Inc. (a)	138,200
3,100	Oil States International, Inc. (a)	81,003
		989,943

	Oil Field Machinery - 0.26%
14,500	Superior Energy Services, Inc. (a)	334,370

	Pastoral & Agricultural - 0.12%
25,000	AgFeed Industries, Inc. (a)	151,500

	Pharmaceuticals - 11.06%
330,000	AMDL, Inc. (a)	323,400
55,000	Caraco Pharmaceutical Laboratories, Ltd. (a)	229,900
80,000	China Sky One Medical, Inc. (a)	1,179,200
57,000	Cornerstone Therapeutics, Inc. (a)	404,700
322,000	Cubist Pharmaceuticals, Inc. (a)	5,493,320
100,000	Emergent Biosolutions, Inc. (a)	1,094,000
20,000	Hi-Tech Pharmacal Co., Inc. (a)	151,200
390,000	Par Pharmaceutical Cos, Inc. (a)	5,206,500
		14,082,220

	Rubber & Plastic Products - 0.14%
31,900	CTI Industries Corp. (a)	54,868
30,600	UFP Technologies, Inc. (a)	127,296
		182,164

	Semiconductors - 0.19%
65,000	Intellon Corp. (a)	247,000

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2009
(Unaudited)

Shares	COMMON STOCKS - 94.98% - continued	Value

	Steel Producers - 0.11%
40,000	Sutor Technology Group, Ltd. (a)	$136,400

	Workplace Furnishings - 0.09%
12,500	Kewaunee Scientific Corp.	117,500

	TOTAL COMMON STOCKS (Cost $131,876,509)	120,928,798

	MASTER LIMITED PARTNERSHIPS - 1.27%

40,000	BreitBurn Energy Partners, L.P.	336,000
18,000	El Paso Pipeline Partners, L.P.	345,600
44,000	EV Energy Partners, L.P.	934,120

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,810,511)	1,615,720

	REAL ESTATE INVESTMENT TRUSTS - 2.84%

40,000	Alexandria Real Estate Equities, Inc.	1,436,000
14,800	Capstead Mortgage Corp.	176,564
10,000	Care Investment Trust, Inc.	59,500
45,000	DuPont Fabros Technology, Inc. (a)	426,150
40,000	Dynex Capital, Inc.	326,400
25,000	Hatteras Financial Corp.	623,000
90,000	MFA Financial, Inc.	563,400

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,090,360)	3,611,014

	MONEY MARKET SECURITIES - 0.78%

990,674	Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.23% (c)	990,674

	TOTAL MONEY MARKET SECURITIES (Cost $990,674)	990,674

	TOTAL INVESTMENTS (Cost $137,768,054) - 99.87%	$ 127,146,206

	Other assets less liabilities - 0.13%	169,759

	TOTAL NET ASSETS - 100.00%	$127,315,965

(a) Non-income producing securities.
(b) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2009.

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Statement of Assets and Liabilities
May 31, 2009
(Unaudited)

Assets
Investments in securities, at fair value (cost $137,768,054)	$ 127,146,206
Interest receivable	1,426
Dividend receivable	88,085
Receivable for fund shares sold	360,347
Prepaid expenses	18,727
Total assets	127,614,791

Liabilities
Payable for fund shares redeemed	112,308
Payable to administrator, fund accountant, and transfer agent	16,916
Payable to Advisor (a)	149,784
Payable to trustees and officers	3,143
Payable to custodian	4,208
Other accrued expenses	12,467
Total liabilities	298,826

Net Assets	$ 127,315,965

Net Assets consist of:
Paid in capital	$ 189,587,445
Accumulated net investment income (loss)	(206,088)
Accumulated net realized gain (loss) from investment transactions	(51,443,544)
Net unrealized (depreciation) on investments	(10,621,848)

Net Assets	$ 127,315,965

Shares outstanding (unlimited number of shares authorized)	22,929,085

Net Asset Value and offering price per share	$ 5.55

Redemption price per share (Net Asset Value * 98%) (b)	$ 5.44

(a) See Note 3 in the Notes to the Financial Statements.
(b) The Fund charges a 2.00% redemption fee on shares redeemed within 90 days of purchase.

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Statement of Operations
For the six months ended May 31, 2009
(Unaudited)

Investment Income
Dividend income (Net of foreign tax witheld of $2,841) (a)	$ 560,811
Interest income	14,179
Total Investment Income	574,990

Expenses
Investment Advisor fee (b)	696,958
Transfer agent expenses	40,186
Administration expenses	40,156
Fund accounting expenses	17,612
Legal expenses	15,638
Printing expenses	15,482
Custodian expenses	12,827
24f-2 expenses	11,092
Auditing expenses	9,625
Registration expenses	6,304
Insurance expense	5,527
Trustee expenses	4,347
CCO expenses	4,311
Pricing expenses	4,112
Miscellaneous expenses	1,281
Total Expenses	885,458
Net Investment (Loss)	(310,468)

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	(39,487,361)
Change in unrealized appreciation (depreciation)
on investment securities	61,960,804
Net realized and unrealized gain (loss) on investment securities	22,473,443
Net increase (decrease) in net assets resulting from operations	$ 22,162,975

(a) Dividend income is net of $118,811 of return of capital distributions and passive income/losses from master limited partnerships.
(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Statements of Changes In Net Assets

	Six Months	Period
	Ended	Ended
	May 30,2009	November 30,
	(Unaudited)	2008	(a)
Operations
Net investment income (loss)	$ (310,468)	$ (416,666)
Net realized gain (loss) on investment securities	(39,487,361)	(11,720,569)
Net increase from reimbursement by Advisor	-	18,501	(b)
Change in unrealized appreciation (depreciation) on investment securities	61,960,804	(72,582,652)
Net increase (decrease) in net assets resulting from operations	22,162,975	(84,701,386)

Distributions
From return of capital	-	(13,143)
Total distributions	-	(13,143)

Capital Share Transactions
Proceeds from Fund shares sold	35,241,247	177,891,240
Reinvestment of distributions	-	13,143
Amount paid for Fund shares redeemed	(13,665,988)	(9,612,123)
Net increase (decrease) in net assets resulting
from capital share transactions	21,575,259	168,292,260

Total Increase (Decrease) in Net Assets	43,738,234	83,577,731

Net Assets
Beginning of period	83,577,731	-

End of period	$ 127,315,965	$ 83,577,731

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$ (206,088)	$ -

Capital Share Transactions
Shares sold	7,706,231	20,074,307
Shares issued in reinvestment of distributions	-	1,330
Shares redeemed	(3,153,248)	(1,699,535)

Net increase (decrease) from capital share transactions	4,552,983	18,376,102

(a) For the period December 28, 2007 (Commencement of Fund operations) through November 30, 2008.
(b) See Note 6 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Financial Highlights
(For a share outstanding during each period)

	Six Months		Period
	Ended		Ended
	May 31,2009		November
	(Unaudited)		30,2008	(a)

Selected Per Share Data:
Net asset value, beginning of period	$4.55		$10.00

Income from investment operations:
Net investment income (loss)	(0.01)		(0.04)	(b)
Net realized and unrealized gain (loss) on investments	1.01		(5.41)	(c)
Total from investment operations	1.00		(5.45)

Less Distributions to shareholders:
Return of capital	-		(0.00)	(d)
Total distributions	-		(0.00)

Paid in capital from redemption fees (e)	0.00		0.00

Net asset value, end of period	$ 5.55		$4.55

Total Return (f)	21.98%	(h)	-54.48%	(g)(h)

Ratios and Supplemental Data:
Net assets, end of period (000)	$127,316		$83,578
Ratio of expenses to average net assets (i)	1.91%	(i)	1.94%	(i)
Ratio of net investment income (loss) to
average net assets (i)	(0.67)%	(i)	(0.59)%	(i)
Portfolio turnover rate	91.91%		115.90%

(a) For the period December 28, 2007 (Commencement of Operations) to November 30, 2008.
(b) Per share net investment income has been calculated using the average shares method.
(c) Reimbursement of loss on investment trade is reflected. The effect on the Fund was less than $0.005 per share.
(d) Return of capital distributions resulted in less than $0.005 per share.
(e) Redemption fees resulted in less than $0.005 per share.
(f) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(g) Reimbursement of loss on investment trade did not affect total return.
(h) Not annualized.
(i) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund

Notes to the Financial Statements

May 31, 2009

(Unaudited)

NOTE 1. ORGANIZATION

The Auer Growth Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The investment objective of the Auer Growth Fund (the “Fund”) is to provide long-term capital appreciation. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment advisor is SBAuer Funds, LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Auer Growth Fund

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s net asset value (“NAV”) calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Such good faith pricing would also be required if a mutual fund in which the Fund invests fails to calculate its NAV as of the stock exchange close.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), as of and during the six months ended May 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six months ended May 31, 2009, the Fund did not incur any interest or penalties related to income tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Distributions to shareholders are recorded on the ex-dividend date. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes permanently for investments in master limited partnerships and passive foreign investment companies. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Auer Growth Fund

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Fair Value Measurements - In accordance with Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund values its common stocks, real estate investment trusts, and master limited partnerships at the closing price established by the market exchange on which they trade. Money market securities are valued at amortized cost. Any fixed income securities the Fund may own are valued by a pricing service using an evaluated price method established by the pricing service. To date, the Advisor has not had to provide any fair value pricing for any securities held by the Fund (Level 3 Securities). For additional information on the Fund’s security valuation policies, refer to the Securities Valuation section in this Note.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 127,146,206	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 127,146,206	$ -
*Other financial instruments include futures, forwards, and swap contracts.

Auer Growth Fund

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities - Effective December 1, 2008, the Fund adopted the provisions of the Statement on Financial Accounting Standards (“SFAS”) No. 161 “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including for how such activities are accounted and their effect on the Fund’s financial position, performance, and cash flows (in tabular format). SFAS No. 161 also requires the Fund to disclose the purpose and objective of each type of derivative instrument, the strategies for achieving those objectives, how the Fund manages the related risks, and the volume of derivative activity.

As of and during the six months ended May 31, 2009, the Fund did not engage in any derivative or hedging activities. Accordingly, no discussion or tabular presentation of such activities is included for this reporting period.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average net assets. For the six month ended May 31, 2009, the Advisor earned a fee of $696,958 from the Fund.

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended May 31, 2009, Unified earned fees of $40,156 for administrative services provided to the Fund. At May 31, 2009, the Fund owed Unified $7,684 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended May 31, 2009, the Custodian earned fees of $12,827 for custody services provided to the Fund. At May 31, 2009, the Fund owed the Custodian $4,208 for custody services.

The Trust also retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended May 31, 2009, Unified earned fees of $17,576 from the Fund for transfer agent services and $22,610 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended May 31, 2009, Unified earned fees of $17,612 from the Fund for fund accounting services.

Auer Growth Fund

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

At May 31, 2009, the Fund owed Unified $3,201 for transfer agent services and $2,852 in reimbursement of out-of-pocket expenses. At May 31, 2009, the Fund owed Unified $3,179 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the six months ended May 31, 2009. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor; such persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended May 31, 2009, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$ -
Other	101,740,033
Sales
U.S. Government Obligations	$ -
Other	79,065,808

At May 31, 2009, the appreciation (depreciation) of investments for tax purposes, was as follows:

Amount
Gross Appreciation	$ 14,397,545
Gross (Depreciation)	(25,019,393)
Net Depreciation
on Investments	$ (10,621,848)

At May 31, 2009, the aggregate cost of securities for federal income tax purposes, was $137,768,054.

NOTE 5. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2009, Charles Schwab and Ameritrade, Inc., for the benefit of others, owned 54.06% and 27.74% respectively, of the Fund and thus each may be deemed to control the Fund.

NOTE 6. REIMBURSEMENT FROM ADVISOR

During the fiscal period ended November 30, 2008, the Advisor inadvertently sold more shares of the security, ShoreTel, Inc. (“SHOR”). than were owned by the Fund, resulting in a short position. The Fund purchased additional shares of SHOR to remedy the short position. The cost to purchase the additional shares was greater than the proceeds received for the shares oversold. This resulted in a loss to the Fund of $18,501, which was reimbursed to the Fund by the Advisor.

Auer Growth Fund

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2007, an income distribution of $0.004 per share was made to shareholders of record on December 27, 2007.

The tax characterization of distributions paid for the period ended November 30, 2008 was as follows:

2008
Distributions paid from:
Ordinary Income	$ -
Return of Capital	13,143
Total Distributions	$ 13,143

There were no distributions during the six months ended May 31, 2009.

As of November 30, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistibuted ordinary income	$ -
Capital loss carryforward	(7,778,049)
Unrealized depreciation	(76,656,406)
$ (84,434,455)

As of November 30, 2008, the difference between book basis and tax basis unrealized depreciation is primarily attributable to the tax deferral of post-October losses in the amount of $4,116,482, losses on wash sales in the amount of $61,652, and distributions from master limited partnerships (“mlp’s”) in the amount of $104,380.

NOTE 8. CAPITAL LOSS CARRYFORWARDS

As of November 30, 2008, the Fund has available for federal tax purposes an unused capital loss carryforward of $7,778,049 which is available for offset against future taxable net capital gains. This loss carryforward expires on November 30, 2016.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (888) 711-2837 (Auer) and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President

John C. Swhear, Senior Vice-President

Christopher E. Kashmerick, Treasurer and Chief Financial Officer

William J. Murphy, Assistant Treasurer

Heather A. Bonds, Secretary

Tara Pierson, Assistant Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

SBAuer Funds, LLC
10401 N. Meridian Street, Suite 100

Indianapolis, IN 46290

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Symons Institutional Funds

Semi-Annual Report

May 31, 2009

Fund Adviser:

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

Toll Free (877) 679-6667

www.scm-funds.com

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-679-6667.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Russell 3000 Growth Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.Individuals cannot invest directly in the Index; however, an individual can invest in ETF’s or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on December 22, 2006 (commencement of Fund operations) and held through May 31, 2009. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 3000 Growth Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted.

For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-679-6667.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Russell 3000 Value Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.Individuals cannot invest directly in the Index; however, an individual can invest in ETF’s or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on December 22, 2006 (commencement of Fund operations) and held through May 31, 2009. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 3000 Value Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted.

For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-679-6667.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Russell 2000 Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.Individuals cannot invest directly in the Index; however, an individual can invest in ETF’s or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on May 6, 2008 (commencement of Fund operations) and held through May 31, 2009. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 2000 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted.

For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS- (Unaudited)

1As a percent of net assets.

The Capital Appreciation Fund seeks to achieve its objective by investing in a diversified portfolio of companies with market capitalizations at the time of purchase above $800 million that are trading at attractive prices, and that appear to have strong potential for capital appreciation over the long-term.

1As a percent of net assets.

The Value Fund seeks to achieve its objective by investing in a diversified portfolio of companies with market capitalizations at the time of purchase above $800 million that are trading at attractive prices, and that appear to have limited downside price risk over the long-term.

1As a percent of net assets.

[2] Small cap is defined as companies with market capitalizations of $2 billion or less at time of purchase.

The Small Cap Fund seeks to achieve its objective by investing in a diversified portfolio of small capitalization companies. The Small Cap Fund will purchase small cap stocks trading on U.S. exchanges at what the Adviser believes are attractive prices, and that appear to have strong potential for capital appreciation over the long-term.

Availability of Portfolio Schedule – (Unaudited)

Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period (December 1, 2008) and held for the entire period (through May 31, 2009).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not any of the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

Symons Capital Appreciation Institutional Fund	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During the Period* December 1, 2008 – May 31, 2009
Actual	$1,000.00	$1,337.78	$8.51
Hypothetical **	$1,000.00	$1,017.65	$7.34

*Expenses are equal to the Fund’s annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Symons Value Institutional Fund	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During the Period* December 1, 2008 – May 31, 2009
Actual	$1,000.00	$1,146.76	$7.81
Hypothetical **	$1,000.00	$1,017.65	$7.34

*Expenses are equal to the Fund’s annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Symons Small Cap Institutional Fund	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During the Period* December 1, 2008 - May 31, 2009
Actual	$1,000.00	$1,204.77	$8.57
Hypothetical **	$1,000.00	$1,017.15	$7.84

*Expenses are equal to the Fund’s annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments
May 31, 2009
(Unaudited)

Common Stocks - 82.19%	Shares	Value

Beverages - 3.77%
Constellation Brands, Inc. - Class A (a)	12,900	$149,124
PepsiCo, Inc.	1,900	98,895
		248,019

Beverages - Non-Alcoholic - 2.16%
Dr. Pepper Snapple Group, Inc. (a)	6,531	141,919

Books: Publishing or Publishing & Printing - 3.43%
Scholastic Corp.	11,520	225,792

Bottled & Canned Soft Drinks & Carbonated Waters - 3.42%
Cadbury PLC (b)	6,418	225,272

Commercial Banks - 2.35%
Royal Bank of Canada	3,850	155,039

Crude Petroleum & Natural Gas - 4.20%
Talisman Energy, Inc.	16,960	276,278

Drilling Oil & Gas Wells - 1.91%
Patterson-UTI Energy, Inc.	8,780	125,905

Electric & Other Services Combined - 2.25%
Consolidated Edison, Inc.	4,170	147,868

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.66%
General Electric Co.	3,220	43,406

Farm Machinery & Equipment - 3.51%
AGCO Corp. (a)	5,020	144,526
Lindsay Corp.	2,720	86,659
		231,185

Food & Kindred Products - 2.56%
ConAgra Foods, Inc.	9,060	168,425

Gold and Silver Ores - 5.63%
Coeur d'Alene Mines Corp. (a)	12,891	190,400
Harmony Gold Mining Co., Ltd. (a) (b)	14,890	180,169
		370,569

Grain Mill Products - 2.12%
Kellogg Co.	3,230	139,698

Measuring & Controlling Devices - 2.91%
Rockwell Automation, Inc.	6,250	191,812

Metal Mining - 3.59%
Southern Copper Corp.	11,290	236,300

Miscellaneous Furniture & Fixtures - 2.86%
Kinetic Concepts, Inc. (a)	7,270	188,511

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 4.80%
Intuitive Surgical, Inc. (a)	891	133,365
Zimmer Holdings, Inc. (a)	4,100	182,819
		316,184

Perfumes, Cosmetics & Other Toilet Preparations - 2.35%
Bare Escentuals, Inc. (a)	17,710	154,963

Petroleum Refining - 2.57%
Tesoro Corp.	10,000	169,400

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments - continued
May 31, 2009
(Unaudited)

Common Stocks - 82.19% - continued	Shares	Value

Pharmaceutical Preparations - 5.07%
Abbott Laboratories	2,840	$ 127,970
Pfizer, Inc.	13,560	205,976
		333,946

Plastic Material, Synthetic Resin/Rubber, Cellulos (No Glass) - 1.74%
E. I. du Pont de Nemours & Co.	4,030	114,734

Retail - Catalog & Mail-Order Houses - 2.83%
NutriSystem, Inc.	13,620	186,594

Retail - Grocery Stores - 3.74%
Whole Foods Market, Inc. (a)	13,040	246,065

Semiconductors & Related Devices - 2.40%
Texas Instruments, Inc.	8,140	157,916

Services - Business Services - 3.20%
eBay, Inc. (a)	11,960	210,735

Services - Prepackaged Software - 1.55%
Adobe Systems, Inc. (a)	3,610	101,730

Surgical & Medical Instruments & Apparatus - 4.61%
Baxter International, Inc.	2,550	130,535
Boston Scientific Corp. (a)	18,370	172,678
		303,213

TOTAL COMMON STOCKS (Cost $8,148,533)		5,411,478

Real Estate Investments Trusts - 2.30%

Senior Housing Properties Trust	9,030	151,253

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $189,748)		151,253

Money Market Securities - 16.70%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.85% (c)	1,099,830	1,099,830

TOTAL MONEY MARKET SECURITIES (Cost $1,099,830)		1,099,830

TOTAL INVESTMENTS (Cost $9,438,111) - 101.19%		$ 6,662,561

Liabilities in excess of other assets - (1.19)%		(78,210)

TOTAL NET ASSETS - 100.00%		$ 6,584,351

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2009.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments
May 31, 2009
(Unaudited)

Common Stocks - 77.74%	Shares	Value

Agriculture Chemicals - 2.49%
Mosaic Co./The	10,530	$575,991

Agriculture Production - Crops - 2.25%
Fresh Del Monte Produce, Inc. (a)	29,320	520,137

Biological Products, No Diagnostic Substances - 3.14%
Amgen, Inc. (a)	14,540	726,128

Construction Machinery & Equipment - 1.97%
Caterpillar, Inc.	12,890	457,079

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.90%
Kimberly-Clark Corp.	8,490	440,546

Electric Services - 5.95%
Duke Energy Corp.	44,830	634,345
Southern Co.	26,110	741,785
		1,376,130

Fats & Oils - 1.75%
Bunge, Ltd.	6,390	404,295

Food & Kindred Products - 2.43%
Sara Lee Corp.	62,630	563,044

Gold & Silver Ores - 3.47%
Gold Fields, Ltd.	59,190	803,800

Heavy Construction Other Than Building Construction - Contractors - 1.14%
KBR, Inc.	14,280	263,038

Hospital & Medical Service Plans - 2.64%
UnitedHealth Group, Inc.	22,960	610,736

Ice Cream & Frozen Desserts - 3.00%
Dean Foods Co. (a)	36,970	695,036

Meat Packing Plants - 2.64%
Smithfield Foods, Inc. (a)	49,210	611,680

Petroleum Refining - 2.46%
Valero Energy Corp.	25,490	570,211

Pharmaceutical Preparations - 8.79%
GlaxoSmithKline plc (b)	22,360	753,756
King Pharmaceuticals, Inc. (a)	57,930	548,018
Eli Lilly & Co.	21,220	733,575
		2,035,349

Pipe Lines (No Natural Gas) - 2.95%
Kinder Morgan Management, LLC. (a)	15,216	683,032

Plastics Products - 3.26%
Newell Rubbermaid, Inc.	65,460	753,445

Radio & TV Broadcasting & Communications Equipment - 2.60%
Nokia (b)	39,370	602,361

Retail - Eating Places - 2.01%
Wendy's/Arby's Group, Inc. - Class A	110,872	465,663

Semiconductors & Related Devices - 2.09%
MEMC Electronic Materials, Inc. (a)	25,120	484,565

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments - continued
May 31, 2009
(Unaudited)

Common Stocks - 77.74% - continued	Shares	Value

Services - Miscellaneous Amusement & Recreation - 2.13%
Walt Disney Co./The	20,370	$ 493,362

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.60%
Procter & Gamble Co./The	11,560	600,426

State Commercial Banks - 2.45%
Bank of Nova Scotia	16,180	567,594

Sugar & Confectionery Products - 3.33%
Hershey Co./The	21,910	771,670

Surgical & Medical Instruments & Apparatus - 4.41%
3M Co.	10,790	616,109
Stryker Corp.	10,530	404,773
		1,020,882

Switchgear & Switchboard Apparatus - 1.96%
ABB, Ltd. (b)	27,590	454,131

Telecommunications - 1.93%
Telecom Corp. of New Zealand, Ltd. (b)	56,020	445,919

TOTAL COMMON STOCKS (Cost $17,108,488)		17,996,250

Income Trusts - 4.46%

Real Estate Investment Trust - 2.01%
Hospitality Properties Trust	33,310	465,341

Oil & Gas Income Trust - 2.45%
Enerplus Resources Fund	23,680	565,952

TOTAL INCOME TRUSTS (Cost $1,008,668)		1,031,293

Money Market Securities - 19.73%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.85% (c)	4,568,057	4,568,057

TOTAL MONEY MARKET SECURITIES (Cost $4,568,057)		4,568,057

TOTAL INVESTMENTS (Cost $22,685,213) - 101.93%		$23,595,600

Liabilities in excess of other assets - (1.93)%		(446,201)

TOTAL NET ASSETS - 100.00%		$23,149,399

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2009.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments
May 31, 2009
(Unaudited)

Common Stocks - 78.85%	Shares	Value

Agriculture Chemicals - 2.15%
Scotts Miracle-Gro Co. - Class A	700	$24,010

Agriculture Production - Crops - 2.30%
Chiquita Brands International, Inc. (a)	2,460	25,707

Bituminous Coal & Lignite Surface Mining - 1.47%
Evergreen Energy, Inc. (a)	5,520	5,675
Massey Energy Co.	470	10,758
		16,433

Books: Publishing or Publishing and Printing - 1.07%
Scholastic Corp.	610	11,956

Calculating & Accounting Machines (No Electronic Computers) - 1.70%
NCR Corp. (a)	1,770	19,010

Canned Fruits, Vegetables & Preserves, Jams & Jellies - 2.43%
Del Monte Foods Co.	3,320	27,158

Construction Machinery & Equipment - 0.58%
Manitowoc Co., Inc.	1,000	6,520

Converted Paper & Paperboard Products (No Containers/Boxes) - 0.79%
Bemis Company, Inc.	350	8,782

Deep Sea Foreign Transportation of Freight - 0.92%
Paragon Shipping, Inc. - Class A	1,940	10,243

Drilling Oil & Gas Wells - 3.29%
Patterson-UTI Energy, Inc.	1,560	22,370
Rowan Companies, Inc. (a)	700	14,322
		36,692

Electric & Other Serivces Combined - 0.95%
ALLETE, Inc.	400	10,544

Farm Machinery & Equipment - 0.94%
Lindsay Corp.	330	10,514

Fats & Oils - 2.30%
Darling International, Inc. (a)	3,390	25,662

Food & Kindred Products - 3.85%
Flowers Foods, Inc.	1,050	22,228
Hain Celestial Group, Inc. (a)	1,210	20,776
		43,004

Footwear, (No Rubber) - 0.79%
Skechers U.S.A., Inc. - Class A (a)	930	8,835

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 2.39%
JAKKS Pacific, Inc. (a)	2,090	26,648

Gold & Silver Ores - 3.73%
Golden Star Resources, Ltd. (a)	18,280	41,678

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
May 31, 2009
(Unaudited)

Common Stocks - 78.85% - continued	Shares	Value

Greeting Cards - 1.20%
American Greetings Corp. - Class A	1,950	$13,357

Heavy Construction Other Than Building Construction - Contractor - 2.04%
Foster Wheeler AG (a)	860	22,807

Hospital & Medical Service Plans - 0.78%
AMERIGROUP Corp. (a)	300	8,658

Industrial Inorganic Chemicals - 1.13%
TETRA Technologies, Inc. (a)	1,450	12,615

Laboratory Analytical Instruments - 1.15%
Varian, Inc. (a)	370	12,883

Magnetic & Optical Recording Media - 1.26%
Imation Corp.	1,450	14,007

Metal Mining - 2.62%
Thompson Creek Metals Co., Inc. (a)	3,040	29,184

Miscellaneous Fabricated Metal Products - 1.92%
CIRCOR International, Inc.	340	8,296
Mueller Water Products, Inc. - Class A	3,630	13,104
		21,400

Newspapers: Publishing or Publishing & Printing - 0.11%
McClatchy Co. - Class A	1,470	1,235

Perfumes, Cosmetics & Other Toilet Preparations - 1.14%
Elizabeth Arden, Inc. (a)	1,800	12,690

Pharmaceutical Preparations - 2.87%
Dendreon Corp. (a)	630	14,282
Perrigo Co.	660	17,728
		32,010

Photographic Equipment & Supplies - 0.89%
Avid Technology, Inc. (a)	700	9,968

Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 1.56%
Rogers Corp. (a)	1,020	17,401

Refuse Systems - 0.94%
American Ecology Corp.	550	10,478

Retail - Catalog & Mail-Order Houses - 2.22%
NutriSystem, Inc.	1,810	24,797

Retail - Department Stores - 3.08%
Maidenform Brands, Inc. (a)	2,660	34,367

Secondary Smelting & Refining of Nonferrous Metals - 1.80%
OM Group, Inc. (a)	760	20,140

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
May 31, 2009
(Unaudited)

Common Stocks - 78.85% - continued	Shares	Value

Semiconductors & Related Devices - 2.70%
Evergreen Solar, Inc. (a)	3,450	$6,417
QLogic Corp. (a)	1,740	23,751
		30,168

Services - Auto Rental & Leasing (No Drivers) - 1.42%
AMERCO (a)	430	15,846

Services - Business Services - 1.53%
LivePerson, Inc. (a)	5,292	17,093

Services - Engineering Services - 0.97%
Teledyne Technologies, Inc. (a)	330	10,847

Services - General Medical & Surgical Hospitals - 1.44%
Health Management Associates, Inc. - Class A (a)	2,770	16,094

Services - Hospitals - 0.94%
Magellan Health Services, Inc. (a)	350	10,451

Services - Skilled Nursing Care Facilities - 1.70%
Sun Healthcare Group, Inc. (a)	2,050	19,004

State Commercial Banks - 0.79%
First Financial Bankshares, Inc.	180	8,789

Surgical & Medical Instruments & Apparatus - 0.85%
Hill-Rom Holdings, Inc.	590	9,534

Telephone Communications (No Radio Telephone) - 1.66%
Alaska Communications Systems Group, Inc.	2,730	18,482

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 1.28%
Herbalife, Ltd.	490	14,313

Wholesale - Farm Product Raw Materials - 0.44%
SunOpta, Inc. (a)	2,800	4,928

Wholesale - Groceries & General Line - 4.77%
United Natural Foods, Inc. (a)	2,340	53,188

TOTAL COMMON STOCKS (Cost $913,037)		880,130

Real Estate Investment Trusts - 1.86%

Senior Housing Properties Trust	1,240	20,770

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,144)		20,770

Money Market Securities - 16.97%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.85% (b)	189,361	189,361

TOTAL MONEY MARKET SECURITIES (Cost $189,361)		189,361

TOTAL INVESTMENTS (Cost $1,125,542) - 97.68%		$1,090,261

Other assets less liabilities - 2.32%		25,899

TOTAL NET ASSETS - 100.00%		$1,116,160

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at May 31, 2009.
*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Assets and Liabilities
May 31, 2009
(Unaudited)	Symons Capital	Symons Value	Symons Small
	Appreciation	Institutional	Cap Institutional
	Institutional Fund	Fund	Fund
Assets
Investment in securities:
At cost	$ 9,438,111	$ 22,685,213	$1,125,542
At value	$6,662,561	$ 23,595,600	$ 1,090,261

Receivable for fund shares sold	15,735	114,850	6,000
Dividends receivable	12,248	68,021	457
Interest receivable	675	2,351	133
Prepaid expenses	7,000	6,568	17,520
Receivable due from Adviser (a)	23,501	-	39,626
Total assets	6,721,720	23,787,390	1,153,997

Liabilities
Payable to Adviser (a)	-	6,791	-
Payable for investments purchased	126,555	621,640	22,086
Payable for fund shares redeemed	-	500	-
Payable to administrator, transfer agent, and fund accountant	5,689	5,458	8,470
Payable to trustees and officers	1,603	1,619	1,891
Payable to custodian	509	1,670	999
Other accrued expenses	3,013	313	4,391
Total liabilities	137,369	637,991	37,837

Net Assets	$ 6,584,351	$23,149,399	$ 1,116,160

Net Assets consist of:
Paid in capital	$ 15,934,179	$22,298,872	$ 1,244,957
Accumulated undistributed net investment income (loss)	16,312	102,758	(627)
Accumulated undistributed net realized gain (loss) from
investment transactions	(6,590,590)	(162,618)	(92,889)
Net unrealized appreciation (depreciation) on investments	(2,775,550)	910,387	(35,281)

Net Assets	$ 6,584,351	$23,149,399	$ 1,116,160

Shares outstanding (unlimited number of shares authorized)	1,093,328	2,601,108	167,054

Net Asset Value and offering price per share	$6.02	$8.90	$ 6.68

Redemption price per share (Net Asset Value * 98%) (b)	$5.90	$ 8.72	$ 6.55

(a) See Note 3 in the Notes to the Financial Statements.
(b) The Funds charge a 2% redemption fee on shares redeemed within 60 calendar days of purchase.
Shares are redeemed at the net asset value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Operations
For the six months ended May 31, 2009
(Unaudited)

	Symons Capital Appreciation Institutional	Symons Value Institutional	Symons Small Cap Institutional
	Fund	Fund	Fund

Investment Income
Dividend income (net of foreign withholding tax of $256, $9,934
and $0 respectively)	$52,589	$189,105	$4,797
Interest income	1,927	13,608	817
Total Income	54,516	202,713	5,614

Expenses
Investment Adviser fee (a)	26,167	63,953	4,358
Transfer agent expenses	22,381	21,906	18,935
Administration expenses	15,722	15,765	15,892
Fund accounting expenses	12,464	12,498	12,538
Registration expenses	8,874	8,754	9,059
Audit expenses	7,217	7,217	7,237
Legal expenses	7,155	6,553	6,915
Custodian expenses	5,091	6,585	6,976
Trustee expenses	4,929	4,929	4,882
CCO expenses	4,046	4,062	4,077
Pricing expenses	2,284	2,147	2,872
Miscellaneous expenses	1,169	1,226	1,198
Report printing expenses	976	969	533
Insurance expenses	967	968	555
Total Expenses	119,442	157,532	96,027
Fees waived and expenses reimbursed by Adviser (a)	(81,238)	(64,162)	(89,847)
Net operating expenses	38,204	93,370	6,180
Net investment income (loss)	16,312	109,343	(566)

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(5,231,622)	(159,778)	(90,799)
Change in unrealized appreciation (depreciation)
on investment securities	6,760,498	2,366,402	286,695
Net realized and unrealized gain (loss) on investment securities	1,528,876	2,206,624	195,896
Net increase (decrease) in net assets resulting from operations	$1,545,188	$2,315,967	$ 195,330

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Changes In Net Assets

	Symons Capital Appreciation Institutional Fund

	Six months ended
	May 31, 2009	Year ended
	(Unaudited)	November 30, 2008
Operations
Net investment income (loss)	$16,312	$ (16,537)
Net realized gain (loss) on investment securities	(5,231,622)	(1,252,190)
Change in unrealized appreciation (depreciation)
on investment securities	6,760,498	(8,201,380)
Net increase (decrease) in net assets resulting from operations	1,545,188	(9,470,107)

Distributions
From net investment income	-	(63,185)
From net realized gain	-	(177,481)
From return of capital	-	(14,882)
Total distributions	-	(255,548)

Capital Share Transactions
Proceeds from shares sold	3,344,512	4,737,511
Reinvestment of distributions	-	201,512
Amount paid for shares redeemed	(4,853,523)	(8,836,205)
Proceeds from redemption fees (a)	660	307
Net increase (decrease) in net assets resulting
from share transactions	(1,508,351)	(3,896,875)

Total Increase (Decrease) in Net Assets	36,837	(13,622,530)

Net Assets
Beginning of period	6,547,514	20,170,044

End of period	$ 6,584,351	$ 6,547,514

Accumulated undistributed net investment income
included in net assets at end of period	$ 16,312	$ -

Capital Share Transactions
Shares sold	766,421	512,638
Shares issued in reinvestment of distributions	-	20,775
Shares redeemed	(1,128,129)	(1,054,361)

Net increase (decrease) from capital share transactions	(361,708)	(520,948)

(a) The Fund charges a 2% redemption fee on shares redeemed within 60 calendar days of purchase. Shares are redeemed at the net asset value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Changes In Net Assets

	Symons Value Institutional Fund

	Six months ended
	May 31, 2009	Year ended
	(Unaudited)	November 30, 2008
Operations
Net investment income (loss)	$109,343	$ 67,570
Net realized gain (loss) on investment securities	(159,778)	96,096
Change in unrealized appreciation (depreciation)
on investment securities	2,366,402	(1,393,710)
Net increase (decrease) in net assets resulting from operations	2,315,967	(1,230,044)

Distributions
From net investment income	(74,160)	(22,858)
From net realized gain	(94,627)	(80,822)
Total distributions	(168,787)	(103,680)

Capital Share Transactions
Proceeds from shares sold	15,543,099	4,315,622
Reinvestment of distributions	168,788	102,687
Amount paid for shares redeemed	(1,277,187)	(791,760)
Proceeds from redemption fees (a)	2,504	10,046
Net increase (decrease) in net assets resulting
from share transactions	14,437,204	3,636,595

Total Increase (Decrease) in Net Assets	16,584,384	2,302,871

Net Assets
Beginning of period	6,565,015	4,262,144

End of period	$23,149,399	$ 6,565,015

Accumulated undistributed net investment income
included in net assets at end of period	$ 102,758	$ 67,575
	.
Capital Share Transactions
Shares sold	1,910,788	491,908
Shares issued in reinvestment of distributions	20,434	10,489
Shares redeemed	(157,359)	(84,759)

Net increase (decrease) from capital share transactions	1,773,863	417,638

(a) The Fund charges a 2% redemption fee on shares redeemed within 60 calendar days of purchase. Shares are redeemed at the net asset value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Changes In Net Assets

	Symons Small Cap Institutional Fund

	Six months ended
	May 31, 2009	Period ended
	(Unaudited)	November 30, 2008	(a)
Operations
Net investment income (loss)	$ (566)	$ 526
Net realized gain (loss) on investment securities	(90,799)	2,521
Change in unrealized appreciation (depreciation)
on investment securities	286,695	(321,976)
Net increase (decrease) in net assets resulting from operations	195,330	(318,929)

Distributions
From net investment income	(586)	-
From net realized gain	(4,611)	-
Total distributions	(5,197)	-

Capital Share Transactions
Proceeds from shares sold	505,196	886,602
Reinvestment of distributions	5,187	-
Amount paid for shares redeemed	(103,548)	(48,606)
Proceeds from redemption fees (b)	-	125
Net increase (decrease) in net assets resulting
from share transactions	406,835	838,121

Total Increase (Decrease) in Net Assets	596,968	519,192

Net Assets
Beginning of period	519,192	-

End of period	$ 1,116,160	$519,192

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$ (627)	$526

Capital Share Transactions
Shares sold	92,643	98,933
Shares issued in reinvestment of distributions	913	-
Shares redeemed	(19,167)	(6,268)

Net increase (decrease) from capital share transactions	74,389	92,665

(a) For the period May 6, 2008 (Commencement of Operations) to November 30, 2008.
(b) The Fund charges a 2% redemption fee on shares redeemed within 60 calendar days of purchase. Shares are redeemed at the net asset value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Symons Capital Appreciation Institutional Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six months ended		Year ended		Period ended
	May 31, 2009 (Unaudited)		November 30, 2008		November 30, 2007	(a)

Selected Per Share Data:

Net asset value, beginning of period	$ 4.50		$ 10.21		$ 10.00

Income from investment operations:
Net investment income (loss)	0.01		(0.01)		0.04
Net realized and unrealized gain (loss) on investments	1.50		(5.57)		0.18	(b)
Total income (loss) from investment operations	1.51		(5.58)		0.22

Less distributions:
From net investment income	-		(0.03)		(0.01)
From net realized gain	-		(0.09)		-
From return of capital	-		(0.01)		-
Total distributions	-		(0.13)		(0.01)

Paid in capital from redemption fees	-	(c)	-	(c)	-	(c)

Net asset value, end of period	$ 6.01		$4.50		$ 10.21

Total Return (d)	33.78%	(e)	-55.35%		2.16%	(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 6,584		$ 6,548		$20,170

Ratio of expenses to average net assets	1.46%	(f)	1.47%	(g)	1.49%	(f)
Ratio of expenses to average net assets
before reimbursement	4.56%	(f)	1.96%		3.22%	(f)
Ratio of net investment income (loss) to
average net assets	0.62%	(f)	(0.10)%		0.80%	(f)
Ratio of net investment income (loss) to
average net assets before reimbursement	(2.48)%	(f)	(0.59)%		(0.93)%	(f)
Portfolio turnover rate	19.76%		83.72%		75.78%

(a) For the period December 22, 2006 (Commencement of Operations) to November 30, 2007.

(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the statement of operations due to the fluctuation in share transactions in the period.

(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.
(g) Effective March 31, 2008, the Adviser agreed to waive fees to maintain Fund expenses at 1.46%. Prior to that date, the expense cap was 1.49%.

*See accompanying notes which are an integral part of these financial statements.

Symons Value Institutional Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six months ended
	May 31, 2009 (Unaudited)		Year ended November 30, 2008		Period ended November 30, 2007	(a)

Selected Per Share Data:

Net asset value, beginning of period	$ 7.94		$ 10.41		$ 10.00

Income from investment operations:
Net investment income (loss)	0.04		0.14	(b)	0.07
Net realized and unrealized gain (loss) on investments	1.11		(2.37)	(b)	0.35
Total income (loss) from investment operations	1.15		(2.23)		0.42

Less distributions:
From net investment income	(0.08)		(0.06)		(0.01)
From net realized gain	(0.11)		(0.20)		-
Total distributions	(0.19)		(0.26)		(0.01)

Paid in capital from redemption fees	-	(c)	0.02	(b)	-	(c)

Net asset value, end of period	$ 8.90		$ 7.94		$ 10.41

Total Return (d)	14.68%	(e)	-21.76%		4.22%	(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$23,149		$6,565		$ 4,262

Ratio of expenses to average net assets	1.46%	(f)	1.47%	(g)	1.49%	(f)
Ratio of expenses to average net assets
before reimbursement	2.46%	(f)	4.34%		8.63%	(f)
Ratio of net investment income (loss) to
average net assets	1.71%	(f)	1.49%		1.15%	(f)
Ratio of net investment income (loss) to
average net assets before reimbursement	0.71%	(f)	(1.38)%		(5.99)%	(f)
Portfolio turnover rate	6.42%		70.54%		41.42%

(a) For the period December 22, 2006 (Commencement of Operations) to November 30, 2007.
(b) Calculated using average shares method.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.
(g) Effective March 31, 2008, the Adviser agreed to waive fees to maintain Fund expenses at 1.46%. Prior to that date, the expense cap was 1.49%.

*See accompanying notes which are an integral part of these financial statements.

Symons Small Cap Institutional Fund
Financial Highlights
(For a share outstanding throughout each period)
	Six months ended
	May 31, 2009		Period ended
	(Unaudited)		November 30, 2008	(a)

Selected Per Share Data:

Net asset value, beginning of period	$ 5.60		$ 10.00

Income from investment operations:
Net investment income (loss)	-		0.01
Net realized and unrealized gain (loss) on investments	1.14		(4.41)
Total income (loss) from investment operations	1.14		(4.40)

Less distributions:
From net investment income	(0.01)		-
From net realized gain	(0.05)		-
Total distributions	(0.06)		-

Paid in capital from redemption fees	-		-	(b)

Net asset value, end of period	$ 6.68		$ 5.60

Total Return (c)	20.48%	(d)	-44.00%	(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 1,116		$ 519

Ratio of expenses to average net assets	1.56%	(e)	1.56%	(e)
Ratio of expenses to average net assets
before reimbursement	24.24%	(e)	37.41%	(e)
Ratio of net investment income (loss) to
average net assets	(0.14)%	(e)	0.19%	(e)
Ratio of net investment income (loss) to
average net assets before reimbursement	(22.82)%	(e)	(35.66)%	(e)
Portfolio turnover rate	39.00%		13.10%

(a) For the period May 6, 2008 (Commencement of Operations) to November 30, 2008.
(b) Redemption fees resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds

Notes to the Financial Statements

May 31, 2009

(Unaudited)

NOTE 1. ORGANIZATION

The Symons Capital Appreciation Institutional Fund (the “Appreciation Fund”) and Symons Value Institutional Fund (the “Value Fund”) were each organized as a diversified series of Unified Series Trust (the “Trust”) on November 13, 2006. The Appreciation Fund was formerly known as the Symons Alpha Growth Institutional Fund, and the Value Fund was formerly known as the Symons Alpha Value Institutional Fund. The Symons Small Cap Institutional Fund (the “Small Cap Fund”) was organized as a diversified series of the Trust on February 10, 2008. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Funds is Symons Capital Management, Inc. (the “Adviser”). The Value Fund and the Appreciation Fund commenced operations on December 22, 2006. The Small Cap Fund commenced operations on May 6, 2008. The investment objective of each Fund is long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to the review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), as of and during the six months ended May 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years 2007 and 2008.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Funds intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of a Fund.

Fair Value Measurements – In accordance with Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

The Funds value their common stocks, real estate investment trusts and income trusts at the closing price established by the market exchange on which they trade. Any fixed income securities the Funds may own are valued by a pricing service using an evaluated price method established by the pricing service. To date, the Adviser has not had to provide any fair value pricing for any securities held by the Funds (Level 3 Securities). For additional information on the Funds’ security valuation policies, refer to the securities valuation section in the Notes to the Financial Statements.

The following is a summary of the inputs used to value the Appreciation Fund’s assets as of May 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 6,662,561	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 6,662,561	$ -

*Other financial instruments include futures, forwards, and swap contracts.

The following is a summary of the inputs used to value the Value Fund’s assets as of May 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 23,595,600	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 23,595,600	$ -
*Other financial instruments include futures, forwards, and swap contracts.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

The following is a summary of the inputs used to value the Small Cap Fund’s assets as of May 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 1,090,261	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 1,090,261	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities - Effective December 1, 2008, the Funds adopted the provisions of the Statement on Financial Accounting Standards (“SFAS”) No. 161 “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including for how such activities are accounted and their effect on each Fund’s financial position, performance, and cash flows (in tabular format). SFAS No. 161 also requires the Funds to disclose the purpose and objective of each type of derivative instrument, the strategies for achieving those objectives, how each Fund manages the related risks, and the volume of derivative activity.

As of and during the six months ended May 31, 2009, the Funds did not engage in any derivative or hedging activities. Accordingly, no discussion or tabular presentation of such activities is included for this reporting period.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Funds, under the terms of the management agreements (the “Agreements”), manages each Fund’s investments subject to approval of the Board. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Appreciation Fund and the Value Fund and at an annual rate of 1.10% of the average daily net assets of the Small Cap Fund. For the six months ended May 31, 2009, the Adviser earned a fee of $26,167, $63,953 and $4,358 from the Appreciation Fund, the Value Fund and the Small Cap Fund, respectively, before waiving a portion of those fees, as described below.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund expenses, but only to the extent necessary so that each Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as Fees and Expenses of Acquired Funds) do not exceed 1.46% of each Fund’s average daily net assets with respect to the Appreciation Fund and the Value Fund and 1.56% with respect to the Small Cap Fund, through March 31, 2010. For the six months ended May 31, 2009, the Adviser waived fees and reimbursed expenses of $81,238, $64,162 and $89,847 for the Appreciation Fund, the Value Fund and the Small Cap Fund, respectively. Each waiver or reimbursement by the Adviser with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation then in place or at the limitation in place at the time of the waiver.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

The amounts subject to repayment by each Fund, pursuant to the aforementioned conditions, at November 30, 2008, are as follows:

Fund	Amount	To be repaid by November 30,
Appreciation Fund	$137,832	2010
	$80,817	2011

Value Fund	$142,522	2010
	$130,113	2011

Small Cap Fund	$97,687	2011

For the six months ended May 31, 2009, $81,238, $64,162, and $89,847 may be subject to potential repayment by the Appreciation Fund, the Value Fund and Small Cap Fund, respectively to the Adviser through November 30, 2012.

At May 31, 2009, the Adviser owed $23,501 and $39,626 to the Appreciation Fund and the Small Cap Fund, respectively. At May 31, 2009 the Value Fund owed the Adviser $6,791.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended May 31, 2009, Unified earned fees of $15,722, $15,765 and $15,892 for administrative services provided to the Appreciation Fund, the Value Fund, and the Small Cap Fund, respectively. At May 31, 2009, Unified was owed $2,707, $2,750 and $2,749 by the Appreciation Fund, the Value Fund, and the Small Cap Fund respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Funds and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended May 31, 2009, the Custodian earned fees of $5,091, $6,585 and $6,976 from the Appreciation Fund, the Value Fund and the Small Cap Fund, respectively, for custody services. At May 31, 2009, the Custodian was owed $509, $1,670 and $999 by the Appreciation Fund, the Value Fund and the Small Cap Fund, respectively, for custody services.

The Trust retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the six months ended May 31, 2009, Unified earned fees of $22,381, $21,906 and $18,935 from the Appreciation Fund, the Value Fund and the Small Cap Fund, respectively, for transfer agent services and reimbursement of out-of-pocket expenses. At May 31, 2009, Unified was owed $932, $625 and $3,637 by the Appreciation Fund, the Value Fund, and the Small Cap Fund respectively, for transfer agent services and reimbursement of out-of-pocket expenses. For the six months ended May 31, 2009, Unified earned fees of $12,464, $12,498 and $12,538 from the Appreciation Fund, the Value Fund and the Small Cap Fund, respectively, for fund accounting services. At May 31, 2009, Unified was owed $2,050, $2,083 and $2,084 by the Appreciation Fund, the Value Fund and the Small Cap Fund, respectively, for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Appreciation Fund, the Value Fund or the Small Cap Fund for the six months ended May 31, 2009. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor), and an officer of the Trust is an officer of the Distributor; such persons may be deemed to be affiliates of the Distributor.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

NOTE 4. INVESTMENTS

For the six months ended May 31, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Appreciation Fund	Value Fund	Small Cap Fund

Purchases
U.S. Government Obligations	$ -	$ -	$ -
Other	996,956	12,148,568	482,251
Sales
U.S. Government Obligations	$ -	$ -	$ -
Other	3,478,032	696,163	250,978

As of May 31, 2009, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Appreciation Fund	Value Fund	Small Cap Fund
Gross Appreciation	$ 204,838	$ 1,600,695	$ 129,240
Gross (Depreciation)	(2,980,388)	(690,308)	(164,521)
Net Appreciation (Depreciation)
on Investments	$ (2,775,550)	$ 910,387	$ (35,281)

At May 31, 2009, the aggregate cost of securities for federal income tax purposes was $9,438,111 for the Appreciation Fund, $22,685,213 for the Value Fund and $1,125,542 for the Small Cap Fund.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2009, Charles Schwab & Co. (“Schwab”), for the benefit of its customers, owned 75.30%, 49.65% and 89.01% of the Appreciation Fund, the Value Fund, and the Small Cap Fund, respectively. As a result, Schwab may be deemed to control the Appreciation Fund, the Value Fund and the Small Cap Fund.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2009

(Unaudited)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

Appreciation Fund: On December 17, 2007, the Appreciation Fund paid an income distribution of $0.0315 per share and a short-term capital gain distribution of $0.0959 per share to shareholders of record on December 14, 2007.

The tax character of distributions paid during the fiscal year ended November 30, 2008 and the fiscal period ended November 30, 2007 were as follows:

Distributions paid from:	2008	2007
Ordinary Income	$ 63,612	$ 28
Short-term Capital Gain	177,054	-
Return of Capital	14,882	-
	$ 255,548	$ 28

There were no distributions during the six months ended May 31, 2009.

Value Fund: On December 17, 2007, the Value Fund paid an income distribution of $0.0558 per share and a short-term capital gain distribution of $0.1973 per share to shareholders of record on December 14, 2007.

The tax character of distributions paid during the fiscal year ended November 30, 2008 and the fiscal period ended November 30, 2007 were as follows:

Distributions paid from:	2008	2007
Ordinary Income	$ 22,858	$ 58
Short-term Capital Gain	80,822	-
	$ 103,680	$ 58

On December 17, 2008, the Value Fund paid an income distribution of $0.0837 per share or $74,160, a short-term capital gain distribution of $0.0217 per share or $19,227, and a long-term capital gain distribution of $0.0851 per share or $75,400 to shareholders of record on December 16, 2008.

Small Cap Fund: There were no distributions by the Small Cap Fund during the fiscal period ended November 30, 2008.

On December 17, 2008, the Small Cap Fund paid an income distribution of $0.0064 per share or $586 and a short-term capital gain distribution of $0.0503 per share or $4,611 to shareholders of record on December 16, 2008.

	Appreciation Fund	Value Fund	Small Cap Fund
Undistributed ordinary income	$ -	$ 86,758	$ 4,692
Undistributed realized gains	-	76,794	-
Capital loss carryforward	(1,108,724)	-	-
Unrealized appreciation (depreciation)	(9,786,292)	(1,460,205)	(323,621)
	$ (10,895,016)	$ (1,296,653)	$ (318,929)

The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses in the amount of $173,550 and $76,694 for the Appreciation Fund, $4,190 and $0 for the Value Fund, and $0 and $2,087 for the Small Cap Fund.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (877) 679-6667 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

Christopher E. Kashmerick, Treasurer & Chief Financial Officer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

William J. Murphy, Assistant Treasurer

Tara Pierson, Assistant Secretary

INVESTMENT ADVISER

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of May 22, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By

*/s/ Anthony Ghoston

Anthony Ghoston, President

Date	7/30/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Anthony Ghoston

Anthony Ghoston, President

Date	7/30/2009

By

*/s/ Christopher E. Kashmerick

Christopher E. Kashmerick, Treasurer

Date	7/30/2009